UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2023

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 15.3% compared with a total return of 15.6% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective and Strategy (Unaudited)

The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential.

Performance Discussion (Unaudited)

The Fund’s first fiscal quarter (fourth quarter of 2022) saw broad stock market averages rise. Although there were ongoing concerns about a slowing economy and a possible recession in 2023, the stock market responded positively as inflation started to come down. Another optimistic indicator was that the labor market started to come into better balance. Slowly, more workers entered the workforce and supply chain bottlenecks continued to loosen. With interest rates rising in the quarter, value stocks significantly outperformed growth stocks, as investors started to favor companies with good free cash flow and dividends. The S&P/Citigroup Value index was up over 13% while the S&P/Citigroup Growth index was only up about 1% for the quarter.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

After a challenging 2022, the U.S. stock markets bounced back to life in the first quarter of 2023. Concerns about a looming recession remained, but a decrease in the yield on both the 5 year note and the 10 year bonds helped to move markets higher, especially for growth stocks. In fact, the technology heavy NASDAQ was up an impressive 17%, while small cap stocks, as measured by the Russell 2000, were up only about 3% in the quarter. The Federal Reserve continued its fight against inflation by raising the Federal Funds rate by an additional 50 basis points during the quarter to 5%, which is up an astonishing 450 basis points from just one year ago. The dramatic rise in short term rates has helped to start lowering the inflation rate, but it also is putting stress on the financial system.

One of the best performing stocks in (y)our portfolio during the six month period was Mueller Industries Inc. (1.7% of net assets as of March 31, 2023). Mueller Industries is a metal fabricating company and manufactures copper, brass, aluminum and plastic products. With an uptick in infrastructure spending and more manufacturing moving back to the United States due to supply chain concerns, Mueller Industries is well positioned to benefit from these trends. Another strong performer in the quarter was Microsoft Corp. (1.9%), the giant technology company that is a major player in the digital workplace. The stock has benefitted from strong earnings growth, continued demand for Microsoft’s cloud computing services, and the continued pursuit of an acquisition deal for Activision Blizzard.

Detractors from performance included CVS Health Corp. (1.2%) which faced challenges due to rising costs in labor and drug prices, increased competition in the healthcare and drug store space, and consumer behavior that continues to shift towards e-commerce and mail order pharmacies; and the PNC Financial Services Group Inc. (0.6%), the regional bank based in Pittsburgh PA. With the collapse and government takeover of Silicon Valley Bank, many regional banks experienced a weak quarter in terms of stock market performance.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (1/2/92)
Class AAA (GABEX)	15.30%	(1.11)%	7.34%	7.67%	7.33%	9.46%
S&P 500 Index (c)	15.62	(7.73)	11.19	12.24	10.06	9.75
Lipper Equity Income Fund Average (c)	12.65	(4.54)	8.39	9.26	7.89	8.46
Class A (GCAEX) (d)	15.28	(1.07)	7.35	7.67	7.34	9.46
With sales charge (e)	8.65	(6.76)	6.09	7.03	6.91	9.25
Class C1 (GCCEX) (d)	14.84	(1.99)	6.52	6.86	6.53	8.96
With contingent deferred sales charge (f)	13.84	(2.97)	6.52	6.86	6.53	8.96
Class I (GCIEX) (d)	15.36	(0.90)	7.60	7.94	7.60	9.60

(a)	The Fund’s fiscal year ends September 30.

(b)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Inception performance is as of December 31, 1991. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C1 Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C1 Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 27, 2023 as supplemented on March 15, 2023, the expense ratios for Class AAA, A, C1, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 12 for the expense ratios for the six months ended March 31, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Equity Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period *
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,153.00	1.40%	$7.51
Class A	$1,000.00	$1,152.80	1.40%	$7.51
Class C1	$1,000.00	$1,148.40	2.15%	$11.52
Class I	$1,000.00	$1,153.60	1.15%	$6.17
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.40%	$7.04
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C1	$1,000.00	$1,014.21	2.15%	$10.80
Class I	$1,000.00	$1,019.20	1.15%	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

The Gabelli Equity Income Fund

Food and Beverage	18.1%	Specialty Chemicals	0.9%
Financial Services	12.4%	Agriculture	0.8%
Diversified Industrial	6.2%	Aerospace	0.8%
Automotive: Parts and Accessories	5.3%	Energy and Utilities: Services	0.7%
Equipment and Supplies	5.3%	Energy and Utilities: Integrated	0.6%
U.S. Government Obligations	4.8%	Energy and Utilities: Electric	0.5%
Retail	4.7%	Real Estate Investment Trusts	0.4%
Health Care	4.4%	Cable and Satellite	0.4%
Machinery	4.2%	Automotive	0.3%
Energy and Utilities: Oil	3.7%	Broadcasting	0.3%
Telecommunications	3.7%	Communications Equipment	0.3%
Business Services	3.5%	Environmental Services	0.2%
Energy and Utilities: Natural Gas	2.2%	Consumer Services	0.2%
Electronics	2.1%	Energy and Utilities: Water	0.2%
Computer Software and Services	2.1%	Hotels and Gaming	0.1%
Transportation	2.0%	Wireless Communications	0.1%
Metals and Mining	1.8%	Publishing	0.0%*
Building and Construction	1.7%	Other Assets and Liabilities (Net)	0.2%
Entertainment	1.7%		100.0%
Computer Hardware	1.7%
Consumer Products	1.4%	* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.9%
	Aerospace — 0.8%
16,000	Aerojet Rocketdyne
	Holdings Inc.†	$872,648	$898,720
2,000	Lockheed Martin Corp.	47,350	945,460
8,200	Rockwell Automation Inc.	246,347	2,406,290
		1,166,345	4,250,470
	Agriculture — 0.8%
50,000	Archer-Daniels-Midland Co.	1,281,567	3,983,000
10,000	The Mosaic Co.	155,338	458,800
		1,436,905	4,441,800
	Automotive — 0.3%
14,500	PACCAR Inc.	370,272	1,061,400
30,000	Traton SE	515,824	586,606
		886,096	1,648,006
	Automotive: Parts and Accessories — 5.3%
75,000	Dana Inc.	1,181,712	1,128,750
167,000	Genuine Parts Co.	7,527,374	27,940,770
		8,709,086	29,069,520
	Broadcasting — 0.3%
65,000	Liberty Global plc, Cl. A†	1,403,329	1,267,500
9,000	Liberty Global plc, Cl. C†	195,254	183,420
10,000	TEGNA Inc.	155,730	169,100
		1,754,313	1,620,020
	Building and Construction — 1.7%
30,000	Carrier Global Corp.	254,819	1,372,500
39,500	Fortune Brands Innovations
	Inc.	336,150	2,319,835
22,000	Herc Holdings Inc.	668,121	2,505,800
47,500	Johnson Controls
	International plc	871,643	2,860,450
37,000	Masterbrand Inc.†	88,136	297,480
		2,218,869	9,356,065
	Business Services — 3.5%
10,300	Automatic Data Processing
	Inc.	501,160	2,293,089
25,500	Mastercard Inc., Cl. A	526,211	9,266,955
2,400	MSC Industrial Direct Co.
	Inc., Cl. A	165,490	201,600
32,000	Pentair plc	622,795	1,768,640
16,000	S&P Global Inc.	728,327	5,516,320
		2,543,983	19,046,604
	Cable and Satellite — 0.4%
129,000	DISH Network Corp., Cl. A†	2,343,606	1,203,570
15,000	EchoStar Corp., Cl. A†	344,371	274,350
20,000	Liberty Media Corp. -
	Liberty Braves, Cl. A†	598,398	691,600
		3,286,375	2,169,520
Shares		Cost	Market Value
	Communications Equipment — 0.3%
42,000	Corning Inc.	$481,575	$1,481,760

	Computer Hardware — 1.7%
35,000	Apple Inc.	640,853	5,771,500
24,500	International Business
	Machines Corp.	1,892,888	3,211,705
		2,533,741	8,983,205
	Computer Software and Services — 2.1%
90,000	Hewlett Packard Enterprise
	Co.	509,279	1,433,700
35,000	Microsoft Corp.	977,900	10,090,500
		1,487,179	11,524,200
	Consumer Products — 1.4%
3,500	Ball Corp	191,424	192,885
5,500	Edgewell Personal Care Co.	166,525	233,310
49,500	Energizer Holdings Inc.	1,254,450	1,717,650
30,000	Essity AB, Cl. A	529,907	865,690
1,000	National Presto Industries
	Inc.	30,628	72,090
34,000	Reckitt Benckiser Group plc	1,008,398	2,582,813
41,000	Unilever plc, ADR	818,025	2,129,130
		3,999,357	7,793,568
	Consumer Services — 0.2%
1,600	Allegion plc	19,252	170,768
14,000	Rollins Inc.	13,919	525,420
2,000	TravelCenters of America
	Inc.†	169,020	173,000
		202,191	869,188
	Diversified Industrial — 6.2%
600	AMETEK Inc.	87,190	87,198
76,000	Crane Holdings Co.	2,305,225	8,626,000
34,000	Eaton Corp. plc	1,256,618	5,825,560
1,500	Honeywell International Inc.	32,160	286,680
8,600	Ingersoll Rand Inc.	45,820	500,348
48,000	ITT Inc.	961,318	4,142,400
36,500	Jardine Matheson Holdings
	Ltd.	1,849,122	1,772,805
20,000	Modine Manufacturing Co.†	416,028	461,000
21,500	nVent Electric plc	227,954	923,210
21,500	Svenska Cellulosa AB SCA,
	Cl. A	89,315	285,866
110,000	Textron Inc	1,047,092	7,769,300
150,000	Toray Industries Inc.	1,002,210	854,528
8,000	Trane Technologies plc	137,872	1,471,840
22,500	Trinity Industries Inc.	304,454	548,100
		9,762,378	33,554,835
	Electronics — 2.1%
6,500	Sony Group Corp	138,865	586,726
31,000	Sony Group Corp., ADR	772,478	2,810,150

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
48,000	TE Connectivity Ltd.	$1,582,951	$6,295,200
10,000	Texas Instruments Inc.	147,000	1,860,100
		2,641,294	11,552,176
	Energy and Utilities: Electric — 0.5%
8,000	Avangrid Inc.	230,688	319,040
19,000	Korea Electric Power Corp.,
	ADR†	223,895	131,860
13,500	Portland General Electric
	Co.	586,781	660,015
63,000	The AES Corp.	291,918	1,517,040
		1,333,282	2,627,955
	Energy and Utilities: Integrated — 0.6%
50,000	Energy Transfer LP	0	623,500
21,000	Eni SpA	220,487	293,928
6,500	Iberdrola SA, ADR	98,020	323,180
57,000	OGE Energy Corp	760,843	2,146,620
		1,079,350	3,387,228
	Energy and Utilities: Natural Gas — 2.2%
110,000	National Fuel Gas Co.	4,949,283	6,351,400
11,500	ONE Gas Inc.	48,202	911,145
59,000	ONEOK Inc.	0	3,748,860
16,000	Southwest Gas Holdings
	Inc.	695,847	999,200
		5,693,332	12,010,605
	Energy and Utilities: Oil — 3.7%
18,000	Callon Petroleum Co.†	699,489	601,920
41,200	Chevron Corp.	1,658,503	6,722,192
4,500	ConocoPhillips	82,502	446,445
6,800	Devon Energy Corp.	69,081	344,148
12,000	Exxon Mobil Corp.	312,521	1,315,920
56,000	Hess Corp.	2,669,814	7,411,040
18,000	Marathon Petroleum Corp.	234,717	2,426,940
13,500	TotalEnergies SE, ADR	230,259	797,175
1,706	Vitesse Energy Inc.	11,197	32,465
		5,968,083	20,098,245
	Energy and Utilities: Services — 0.7%
4,000	Dril-Quip Inc.†	96,160	114,760
90,000	Halliburton Co.	1,708,555	2,847,600
11,000	Schlumberger NV	285,160	540,100
		2,089,875	3,502,460
	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	157,140
18,000	Severn Trent plc	451,623	639,276
		478,167	796,416
	Entertainment — 1.6%
80,000	Grupo Televisa SAB, ADR	584,275	423,200
Shares		Cost	Market Value
6,000	Madison Square Garden
	Entertainment Corp.†	$128,559	$354,420
2,500	Madison Square Garden
	Sports Corp.	301,304	487,125
285,000	Paramount Global, Cl. A	6,751,924	7,364,400
		7,766,062	8,629,145
	Environmental Services — 0.2%
7,500	Republic Services Inc.	284,610	1,014,150

	Equipment and Supplies — 5.3%
6,000	A.O. Smith Corp.	15,988	414,900
1,000	Crown Holdings Inc	81,810	82,710
14,000	Danaher Corp.	406,841	3,528,560
44,000	Diversey Holdings Ltd.†	356,104	355,960
160,000	Flowserve Corp.	2,043,195	5,440,000
50,000	Graco Inc.	853,683	3,650,500
18,500	Minerals Technologies Inc.	703,572	1,117,770
124,000	Mueller Industries Inc	2,233,574	9,111,520
15,000	Parker-Hannifin Corp	809,385	5,041,650
		7,504,152	28,743,570
	Financial Services — 12.4%
20,000	AllianceBernstein Holding
	LP	39,320	731,200
19,000	American Express Co.	459,057	3,134,050
19,000	Ameris Bancorp	200,916	695,020
3,700	Argo Group International
	Holdings Ltd.	66,521	108,373
5,195	Banco Santander Chile, ADR	29,250	92,627
125,000	Bank of America Corp	823,246	3,575,000
12,000	BNP Paribas SA	513,665	718,503
20,000	Credit Suisse Group AG	66,865	17,981
37,500	Interactive Brokers Group
	Inc., Cl. A	560,693	3,096,000
14,500	Jefferies Financial Group
	Inc.	246,744	460,230
8,500	JPMorgan Chase & Co	164,948	1,107,635
51,000	Julius Baer Group Ltd.	1,644,750	3,473,764
21,000	Kinnevik AB, Cl. A†	509,320	341,131
63,500	Loews Corp.	2,344,007	3,684,270
11,200	M&T Bank Corp.	956,465	1,339,184
15,000	Marsh & McLennan
	Companies Inc.	409,645	2,498,250
10,000	Morgan Stanley	497,928	878,000
5,800	Popular Inc.	93,651	332,978
64,000	SLM Corp.	311,552	792,960
122,000	State Street Corp.	5,565,671	9,234,180
6,300	T. Rowe Price Group Inc.	157,957	711,270
297,000	The Bank of New York
	Mellon Corp.	7,458,271	13,495,680
15,000	The Goldman Sachs Group
	Inc.	1,887,537	4,906,650

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
24,300	The PNC Financial Services
	Group Inc.	$1,914,956	$3,088,530
53,000	Valley National Bancorp	331,250	489,720
117,000	Webster Financial Corp	2,707,823	4,612,140
110,000	Wells Fargo & Co.	3,091,800	4,111,800
		33,053,808	67,727,126
	Food and Beverage — 18.1%
1,000	Anheuser-Busch InBev SA/
	NV	15,876	66,512
197,300	Brown-Forman Corp., Cl. A	3,394,918	12,861,987
34,000	Campbell Soup Co.	1,061,533	1,869,320
19,000	Coca-Cola Europacific
	Partners plc	427,500	1,124,610
10,000	Coca-Cola Femsa SAB de
	CV, ADR	340,563	804,700
5,000	Constellation Brands Inc.,
	Cl. A	62,017	1,129,450
35,000	Danone SA	1,347,433	2,175,344
35,000	Davide Campari-Milano NV	117,659	427,022
49,500	Diageo plc, ADR	3,063,927	8,968,410
81,500	Fomento Economico
	Mexicano SAB de CV,
	ADR	1,986,761	7,757,985
1,000	General Mills Inc.	26,640	85,460
1,700,000	Grupo Bimbo SAB de CV,
	Cl. A	1,363,229	8,545,283
93,000	Heineken NV	4,417,436	9,991,043
132,000	ITO EN Ltd.	2,344,495	4,299,755
17,500	Kellogg Co.	910,204	1,171,800
4,000	McCormick & Co. Inc.	137,120	330,400
31,200	McCormick & Co. Inc., Non-
	Voting	675,130	2,596,152
31,000	Mondelēz International Inc.,
	Cl. A	558,437	2,161,320
31,800	Nestlé SA	653,040	3,873,904
54,000	Nissin Foods Holdings Co.
	Ltd.	1,657,298	4,933,308
31,000	PepsiCo Inc.	2,087,320	5,651,300
23,800	Pernod Ricard SA	2,337,623	5,386,777
31,200	Remy Cointreau SA	1,660,939	5,684,515
30,000	Sapporo Holdings Ltd.	664,276	769,347
2,600	The Boston Beer Co. Inc.,
	Cl. A†	854,509	854,620
10,000	The Coca-Cola Co.	208,400	620,300
1,000	The Hershey Co.	36,300	254,410
50,000	The Kraft Heinz Co.	1,403,471	1,933,500
32,000	Yakult Honsha Co. Ltd.	799,840	2,320,919
		34,613,894	98,649,453
Shares		Cost	Market Value
	Health Care — 4.4%
4,400	Abbott Laboratories	$134,434	$445,544
3,000	AbbVie Inc.	74,560	478,110
3,200	Alcon Inc.	106,703	225,728
75,000	Baxter International Inc.	1,657,103	3,042,000
4,400	Bio-Rad Laboratories Inc.,
	Cl. A†	432,651	2,107,688
87,500	Bristol-Myers Squibb Co.	2,105,675	6,064,625
69,500	Demant A/S†	672,691	2,430,201
6,400	GSK plc, ADR	270,041	227,712
8,000	Haleon plc, ADR	57,324	65,120
29,700	Henry Schein Inc.†	306,559	2,421,738
16,000	Merck & Co. Inc.	283,402	1,702,240
12,000	Novartis AG, ADR	585,253	1,104,000
1,600	Organon & Co.	12,724	37,632
24,000	Perrigo Co. plc	780,640	860,880
21,500	Pfizer Inc.	387,082	877,200
42,500	Roche Holding AG, ADR	781,653	1,524,050
2,000	Zimmer Biomet Holdings
	Inc.	158,739	258,400
3,000	Zimvie Inc.†	29,142	21,690
		8,836,376	23,894,558
	Hotels and Gaming — 0.1%
12,000	MGM Resorts International	144,776	533,040
1,500	Wynn Resorts Ltd.†	71,983	167,865
		216,759	700,905
	Machinery — 4.2%
6,000	Caterpillar Inc.	35,181	1,373,040
100,000	CNH Industrial NV	1,550,701	1,527,000
45,000	Deere & Co.	1,414,409	18,579,600
8,000	Otis Worldwide Corp.	345,874	675,200
8,500	Xylem Inc.	274,006	889,950
		3,620,171	23,044,790
	Metals and Mining — 1.8%
80,000	Freeport-McMoRan Inc.	937,109	3,272,800
136,500	Newmont Corp.	3,244,212	6,691,230
		4,181,321	9,964,030
	Publishing 0.0%
3,000	Value Line Inc.	41,976	144,990

	Real Estate Investment Trusts — 0.4%
7,200	Indus Realty Trust Inc.	208,039	477,288
62,000	Weyerhaeuser Co.	944,665	1,868,060
		1,152,704	2,345,348
	Retail — 4.7%
14,000	Cie Financiere Richemont
	SA, Cl. A	470,500	2,232,472
43,100	Copart Inc.†	190,295	3,241,551
6,200	Costco Wholesale Corp.	283,039	3,080,594
86,100	CVS Health Corp.	2,890,791	6,398,091

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
44,600	Ingles Markets Inc., Cl. A	$693,507	$3,956,020
65,000	Seven & i Holdings Co. Ltd.	1,953,948	2,925,061
3,000	The Home Depot Inc.	83,470	885,360
80,000	Walgreens Boots Alliance
	Inc.	2,581,077	2,766,400
1,000	Walmart Inc.	43,340	147,450
		9,189,967	25,632,999
	Specialty Chemicals — 0.9%
2,700	Albemarle Corp.	27,306	596,808
2,500	Ashland Inc.	58,813	256,775
2,500	FMC Corp.	65,668	305,325
43,000	H.B. Fuller Co.	888,240	2,943,350
2,000	NewMarket Corp.	7,719	729,960
600	Quaker Chemical Corp.	6,478	118,770
		1,054,224	4,950,988
	Telecommunications — 3.7%
105,000	BCE Inc	2,004,577	4,702,950
190,000	Deutsche Telekom AG, ADR	2,540,249	4,596,100
14,000	Orange SA, ADR	160,021	167,020
4,000	Proximus SA	39,855	38,582
65,000	Telefonica SA, ADR	274,093	278,200
205,000	Telephone and Data
	Systems Inc.	4,156,350	2,154,550
94,000	TELUS Corp.	713,431	1,866,840
156,000	Verizon Communications
	Inc.	5,314,506	6,066,840
		15,203,082	19,871,082
	Transportation — 2.0%
98,700	GATX Corp.	3,135,264	10,858,974

	Wireless Communications — 0.1%
80,000	BT Group plc, Cl. A	214,864	143,887
25,000	Telesat Corp., New York†	247,085	215,000
Shares		Cost	Market Value
20,000	Turkcell Iletisim Hizmetleri
	A/S, ADR	$91,562	$86,000
		553,511	444,887
	TOTAL COMMON STOCKS	190,159,657	516,400,841

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.1%
	Entertainment — 0.1%
20,000	Paramount Global, Ser. A,
	5.750%, 04/01/24	571,225	598,800

	WARRANTS — 0.0%
	Retail — 0.0%
28,000	Cie Financiere Richemont
	SA, expire 11/22/23†	0	35,193

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.8%
$26,685,000	U.S. Treasury Bills,
	4.562% to 4.961%††,
	04/20/23 to 08/17/23	26,394,884	26,408,287

	TOTAL INVESTMENTS — 99.8%	$217,125,766	543,443,121
	Other Assets and Liabilities (Net) — 0.2%		837,488
	NET ASSETS — 100.0%		$544,280,609

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR   American Depositary Receipt

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $217,125,766)	$543,443,121
Cash	11,403
Foreign currency, at value (cost $15,432)	15,400
Receivable for Fund shares sold	503,130
Dividends receivable	1,490,875
Prepaid expenses	48,732
Total Assets	545,512,661
Liabilities:
Payable for Fund shares redeemed	379,975
Payable for investment advisory fees	456,066
Payable for distribution fees	101,600
Payable for accounting fees	7,500
Payable for shareholder communications	102,829
Payable for shareholder services fees	86,688
Payable for legal and audit fees	72,530
Other accrued expenses	24,864
Total Liabilities	1,232,052
Net Assets
(applicable to 65,696,108 shares outstanding)	$544,280,609
Net Assets Consist of:
Paid-in capital	$218,235,307
Total distributable earnings	326,045,302
Net Assets	$544,280,609
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($252,641,880 ÷ 28,967,430 shares outstanding; 150,000,000 shares authorized)	$8.72
Class A:
Net Asset Value and redemption price per share ($113,696,248 ÷ 13,270,724 shares outstanding; 50,000,000 shares authorized)	$8.57
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.09
Class C1:
Net Asset Value and offering price per share ($29,449,985 ÷ 8,888,498 shares outstanding; 50,000,000 shares authorized)	$3.31	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($148,492,496 ÷ 14,569,456 shares outstanding; 50,000,000 shares authorized)	$10.19

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding
taxes of $140,030)	$5,413,077
Interest	553,880
Total Investment Income	5,966,957
Expenses:
Investment advisory fees	2,689,343
Distribution fees - Class AAA	315,843
Distribution fees - Class A	134,853
Distribution fees - Class C1	160,931
Shareholder services fees	174,050
Shareholder communications expenses	52,738
Custodian fees	44,423
Legal and audit fees	34,735
Registration expenses	32,704
Directors’ fees	23,316
Accounting fees	22,500
Interest expense	4,860
Miscellaneous expenses	26,265
Total Expenses	3,716,561
Less:
Expenses paid indirectly by broker (See Note 6)	(3,783)
Net Expenses	3,712,778
Net Investment Income	2,254,179
Net Realized and Unrealized Gain on
Investments and Foreign Currency:
Net realized gain on investments	37,227,216
Net realized gain on foreign currency transactions	2,436,240
Net realized gain on investments and foreign
currency transactions	39,663,456
Net change in unrealized appreciation/depreciation:
on investments	31,939,976
on foreign currency translations	23,450
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	31,963,426
Net Realized and Unrealized Gain on Investments and Foreign Currency	71,626,882
Net Increase in Net Assets Resulting from Operations	$73,881,061

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022

Operations:
Net investment income	$2,254,179		$3,158,103
Net realized gain on investments, and foreign currency transactions	39,663,456		44,877,858
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	31,963,426		(100,609,026)
Net Increase/(Decrease) in Net Assets Resulting from Operations	73,881,061		(52,573,065)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,058,363	)*	(22,272,154)
Class A	(7,454,613	)*	(8,652,015)
Class C1	(5,346,280	)*	(7,436,270)
Class I	(8,454,495	)*	(9,375,536)
	(38,313,751)		(47,735,975)
Return of capital
Class AAA	—		(25,806,376)
Class A	—		(10,503,964)
Class C1	—		(5,196,111)
Class I	—		(12,186,613)
	—		(53,693,064)
Total Distributions to Shareholders	(38,313,751)		(101,429,039)

Capital Share Transactions:
Class AAA	3,835,044		6,853,900
Class A	11,507,605		26,476,191
Class C1	(1,416,573)		(3,093,552)
Class I	8,740,611		28,598,222
Net Increase in Net Assets from Capital Share Transactions	22,666,687		58,834,761
Redemption Fees	111		428
Net Increase/(Decrease) in Net Assets	58,234,108		(95,166,915)
Net Assets:
Beginning of year	486,046,501		581,213,416
End of period	$544,280,609		$486,046,501

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2023(e)	$8.09	$0.04		$1.19	$1.23	$(0.50)*	$(0.10)	$—	$(0.60)	$0.00	$8.72	15.30%	$252,642	0.82	%(f)	1.40	%(f)	2%
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
2020	13.61	0.10	(g)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(g)	1.45		0	(h)
2019	19.09	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.61	(1.09)	377,589	0.76		1.45		1
2018	22.84	0.19		1.34	1.53	(0.20)	(3.68)	(1.40)	(5.28)	0.00	19.09	6.77	521,485	0.82		1.40		0	(h)
Class A
2023(e)	$7.96	$0.04		$1.17	$1.21	$(0.50)*	$(0.10)	$—	$(0.60)	$0.00	$8.57	15.28%	$113,696	0.82	%(f)	1.40	%(f)	2%
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
2020	13.49	0.10	(g)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(g)	1.45		0	(h)
2019	18.97	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.49	(1.08)	72,778	0.76		1.45		1
2018	22.73	0.19		1.33	1.52	(0.20)	(3.68)	(1.40)	(5.28)	0.00	18.97	6.76	86,332	0.82		1.40		0	(h)
Class C1
2023(e)	$3.41	$0.00	(b)	$0.50	$0.50	$(0.50)*	$(0.10)	$—	$(0.60)	$0.00	$3.31	14.84%	$29,450	0.06	%(f)	2.15	%(f)	2%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
2020	9.48	0.00	(b)(g)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(g)(i)	2.20		0	(h)
2019	15.03	(0.00	)(b)	(0.32)	(0.32)	(0.05)	(3.72)	(1.46)	(5.23)	0.00	9.48	(1.87)	100,467	(0.00	)(i)	2.20		1
2018	19.17	0.01		1.13	1.14	(0.07)	(3.68)	(1.53)	(5.28)	0.00	15.03	6.02	176,167	0.07		2.15		0	(h)
Class I
2023(e)	$9.36	$0.05		$1.38	$1.43	$(0.50)*	$(0.10)	$—	$(0.60)	$0.00	$10.19	15.36%	$148,493	1.07	%(f)	1.15	%(f)	2%
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1
2020	14.68	0.14	(g)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(g)	1.20		0	(h)
2019	20.13	0.19		(0.41)	(0.22)	(0.19)	(3.72)	(1.32)	(5.23)	0.00	14.68	(0.86)	208,893	1.00		1.20		1
2018	23.75	0.26		1.40	1.66	(0.26)	(3.68)	(1.34)	(5.28)	0.00	20.13	7.07	357,812	1.08		1.15		0	(h)

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods, there was no impact on the expense ratios.

(d)	The Fund incurred interest expense during all periods presented. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.41%, 1.41%, 1.42%, 1.40%, and 1.39% (Class AAA and Class A), 2.16%, 2.16%, 2.17%, 2.15%, and 2.14% (Class C1), and 1.16%, 1.16%, 1.17%, 1.15%, and 1.14% (Class I) for the fiscal years ended September 30, 2022, 2021, 2020, 2019, and 2018, respectively. For the six months ended March 31, 2023, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2023, unaudited.

(f)	Annualized.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C1), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C1), and 0.93% (Class I), respectively.

(h)	Amount represents less than 0.5%.

(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$516,400,841	—	$516,400,841
Mandatory Convertible Securities (a)	598,800	—	598,800
Warrants (a)	35,193	—	35,193
U.S. Government Obligations	—	$26,408,287	26,408,287
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$517,034,834	$26,408,287	$543,443,121

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2023 or September 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2023, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2022 was as follows:

Distributions paid from:
Ordinary income	$3,432,763
Net long term capital gains	44,793,364
Return of capital	53,693,064
Total distributions paid*	$101,919,191

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$218,930,207	$330,705,111	$(6,192,197)	$324,512,914

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C1 Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $12,180,270 and $45,989,998, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Fund paid $3,131 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $83,537 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,783.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2023, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2023, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the four days of borrowings during the six months ended March 31, 2023 was $5,317,500 with a weighted average interest rate of 4.41%. The maximum amount borrowed at any time during the six months ended March 31, 2023 was $5,493,000.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C1 Shares, and Class I Shares. Effective March 15, 2023, the Fund has determined to reopen temporarily its Class C1 shares to new investors. As a result of the change, all references to the former Class C Shares will be deleted and replaced with the new Class C1 Shares. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Class AAA and Class I Shares are offered

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C1 Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	608,582	$5,441,251	645,461	$6,748,143
Shares issued upon reinvestment of distributions	1,865,539	16,527,995	4,931,483	46,611,265
Shares redeemed	(2,042,611)	(18,134,202)	(4,439,438)	(46,505,508)
Net increase	431,510	$3,835,044	1,137,506	$6,853,900
Class A
Shares sold	1,790,655	$15,722,650	3,034,549	$31,417,004
Shares issued upon reinvestment of distributions	818,857	7,127,797	1,968,136	18,209,199
Shares redeemed	(1,298,427)	(11,342,842)	(2,267,796)	(23,150,012)
Net increase	1,311,085	$11,507,605	2,734,889	$26,476,191
Class C1
Shares sold	8,817,993	$231,910	1,055,129	$5,423,547
Shares issued upon reinvestment of distributions	1,475,778	5,195,596	2,813,019	12,443,798
Shares redeemed	(10,669,567)	(6,844,079)	(4,363,620)	(20,960,897)
Net decrease	(375,796)	$(1,416,573)	(495,472)	$(3,093,552)
Class I
Shares sold	2,043,973	$21,120,915	3,822,498	$42,274,555
Shares issued upon reinvestment of distributions	806,613	8,315,030	1,978,810	21,251,482
Shares redeemed	(1,994,959)	(20,695,334)	(2,943,248)	(34,927,815)
Net increase	855,627	$8,740,611	2,858,060	$28,598,222

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2023, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2022) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period, the first quartile for the three year period, and the third quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year and three year periods and the fourth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of eighteen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

22

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q123SR

GABELLI
FUNDS

THE GABELLI EQUITY INCOME FUND

Semiannual Report
March 31, 2023

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2023

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund was 21.3% compared with a total return of 12.0% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the summary schedule of investments, as of March 31, 2023.

Investment Objective and Strategy (Unaudited)

Our stock selection process is based on the investment principles of Graham and Dodd, the first investors to articulate the fundamentals of value investing. Their work provided the framework for value investing, and we contributed to this framework with the discipline of Private Market Value with a Catalyst™. This proprietary research and valuation method identifies companies whose shares are selling at a discount to intrinsic value, with an identifiable path to realizing, or surfacing, that private market value. We define private market value as the price an informed acquirer would pay for an entire enterprise. The catalyst comprises identifiable events or circumstances that might reasonably result in the narrowing of the difference between the public market price of the stock and our estimate of the private market value. This realization of value can take place gradually or suddenly, with company specific changes such as management changes or restructurings, sale of assets or of the business as a whole, or industry changes such as changes in regulation or changes in competition.

The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

During the final quarter of 2022, a few of the better performing stocks in (y)our portfolio included: AMETEK Inc., which manufactures high tech industrial solutions, including electronic instruments and electromechanical devices. The company’s third quarter sales increased 8% year over year to a record $1.5 billion, and included organic sales growth of 11%. Operating income margins increased to a record 27.4% in the quarter; GATX Corp., which provides railcar leasing and services, and aircraft spare engine leasing. Its stock performed well despite an impairment charge relating to exiting its rail business in Russia, as the company guided to the upper end of its announced earnings guidance range; and CNH Industrial, which is an equipment and services company focused on agriculture and construction.

Of course, not all of the stocks in the portfolio did well in the fourth quarter. One of the poorer performing stocks was Kaman Corp., a provider of engineered products and solutions, which saw a year over year decrease in operating income, as margins were impacted by lower sales of defense and industrial bearings.

During the first quarter of 2023, several stocks in (y)our portfolio performed well. One of these was Mueller Industries, Inc., a global industrial corporation whose holdings include manufacturers and distributors of technical and essential products, serving industries including plumbing, heating, HVACR, and industrial manufacturing. Mueller’s first quarter net sales decreased 8.2%, while operating income increased by 10.6%. The company also ended the quarter with $678 million in cash and short term investments.

The top contributors to the Fund’s performance during the last six months were: AMETEK Inc. (3.6% of net assets as of March 31, 2023); Lennar Corp. (2.1%); and GATX Corp. (2.5%).

Some of our weaker performing stocks during the last six months were: Cutera Inc. (0.6%); Kaman Corp. (1.0%); and Kikkoman Corp. (0.8%).

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(10/22/91)
Class AAA (GABSX)	21.25%	(1.08)%	6.90%	8.60%	8.92%	11.66%
S&P SmallCap 600 Index (c)	12.00	(8.82)	6.30	9.87	9.64	N/A
Lipper Small-Cap Core Funds Average (c)	12.58	(7.72)	6.22	8.57	8.51	N/A
Class A (GCASX) (d)	21.26	(1.09)	6.90	8.60	8.92	11.66
With sales charge (e)	14.29	(6.78)	5.64	7.96	8.49	11.45
Class C (GCCSX) (d)	20.82	(1.82)	6.11	7.79	8.11	11.15
With contingent deferred sales charge (f)	19.82	(2.80)	6.11	7.79	8.11	11.15
Class I (GACIX) (d)	21.43	(0.84)	7.17	8.87	9.19	11.80

(a)	The Fund's fiscal year ends September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The S&P SmallCap 600 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. The inception date of the index is December 31, 1994. The Lipper Small-Cap Core Funds Average reflects the average performance of mutual funds classified in this particular category. The inception date of the index is December 31, 1991. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 27, 2023, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2023. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,212.50	1.39%	$7.67
Class A	$1,000.00	$1,212.60	1.39%	$7.67
Class C	$1,000.00	$1,208.20	2.14%	$11.78
Class I	$1,000.00	$1,214.30	1.14%	$6.29
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.39%	$6.99
Class A	$1,000.00	$1,018.00	1.39%	$6.99
Class C	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$1,019.25	1.14%	$5.74

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	17.8%	Computer Software and Services	1.5%
Diversified Industrial	11.7%	Consumer Services	0.9%
Building and Construction	6.5%	Aerospace	0.9%
Retail	6.2%	Publishing	0.6%
Food and Beverage	6.0%	U.S. Government Obligations	0.6%
Hotels and Gaming	4.7%	Telecommunications	0.6%
Health Care	4.5%	Cable	0.5%
Financial Services	4.4%	Environmental Services	0.5%
Automotive: Parts and Accessories	4.3%	Automotive	0.4%
Electronics	3.0%	Home Furnishings	0.3%
Energy and Utilities	2.8%	Miscellaneous Investments	0.2%
Machinery	2.7%	Closed-End Funds	0.1%
Real Estate	2.7%	Communications Equipment	0.1%
Transportation	2.6%	Agriculture	0.1%
Manufactured Housing and Recreational		Metals and Mining	0.0%*
Vehicles	2.0%	Wireless Communications	0.0%*
Aviation: Parts and Services	2.0%	Other Assets and Liabilities (Net)	(0.0)%*
Specialty Chemicals	2.0%		100.0%
Entertainment	1.8%
Broadcasting	1.8%	___________________
Business Services	1.7%	* Amount represents less than 0.05%.
Consumer Products	1.5%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 98.9%

	Aerospace — 0.9%
214,000	Aerojet Rocketdyne Holdings
	Inc.†	$540,592	$12,020,380
77,500	Various Securities	915,672	1,566,785
		1,456,264	13,587,165

	Agriculture — 0.1%
62,000	Various Securities	950,733	906,720

	Automotive — 0.4%
497,500	Various Securities	1,918,937	5,604,398

	Automotive: Parts and Accessories — 4.1%
846,000	Brembo SpA	1,564,227	12,386,075
1,108,000	Dana Inc.	8,991,197	16,675,400
367,000	Modine Manufacturing Co.†	3,146,098	8,459,350
246,000	Strattec Security Corp.†(a)	4,747,595	5,596,500
610,522	Various Securities	4,329,378	22,203,159
		22,778,495	65,320,484

	Aviation: Parts and Services — 2.0%
671,000	Kaman Corp.	9,955,957	15,339,060
89,000	Moog Inc., Cl. A	1,052,574	8,966,750
138,700	Various Securities	2,063,533	7,754,530
		13,072,064	32,060,340

	Broadcasting — 1.8%
1,899,642	Various Securities	13,832,313	28,376,843

	Building and Construction — 6.5%
218,500	Herc Holdings Inc.	7,127,253	24,887,150
368,000	Lennar Corp., Cl. B	8,818,501	32,866,080
1,868	NVR Inc.†	1,289,947	10,408,851
839,600	Various Securities	8,205,171	35,087,763
		25,440,872	103,249,844

	Business Services — 1.7%
1,600,000	Trans-Lux Corp.†(a)	1,575,044	816,000
34,000	United Rentals Inc.	209,146	13,455,840
995,500	Various Securities	5,130,950	12,805,387
		6,915,140	27,077,227

	Cable — 0.5%
478,000	Various Securities	7,388,787	8,124,190

	Communications Equipment — 0.1%
100,000	Various Securities	1,389,181	860,000

	Computer Software and Services — 1.5%
31,000	Tyler Technologies Inc.†	61,675	10,993,840
463,300	Various Securities	2,594,460	12,640,299
		2,656,135	23,634,139

	Consumer Products — 1.5%
1,069,600	Various Securities	7,709,617	24,152,142
Shares		Cost	Market Value
	Consumer Services — 0.9%
287,500	Rollins Inc.	$268,884	$10,789,875
254,000	Various Securities	1,514,413	3,699,705
		1,783,297	14,489,580

	Diversified Industrial — 11.7%
357,000	Crane Holdings Co	7,642,467	40,519,500
93,200	EnPro Industries Inc.	4,777,312	9,682,548
375,000	Griffon Corp.	3,133,692	12,003,750
910,000	Myers Industries Inc.	12,459,178	19,501,300
335,500	Textron Inc.	2,028,771	23,696,365
2,665,291	Various Securities	33,925,240	78,829,341
		63,966,660	184,232,804

	Electronics — 3.0%
113,000	Badger Meter Inc.	1,394,859	13,765,660
210,700	Bel Fuse Inc., Cl. A(a)	3,953,283	7,652,624
400,000	CTS Corp.	3,294,245	19,784,000
266,000	Various Securities	2,228,260	5,518,698
		10,870,647	46,720,982

	Energy and Utilities — 2.8%
1,700,000	RPC Inc.	695,920	13,073,000
573,500	Various Securities	11,938,221	30,723,926
		12,634,141	43,796,926

	Entertainment — 1.8%
719,800	Various Securities	9,976,368	28,816,040

	Environmental Services — 0.5%
59,000	Various Securities	532,967	7,977,980

	Equipment and Supplies — 17.8%
391,500	AMETEK Inc.	666,173	56,896,695
190,200	Federal Signal Corp.	1,000,847	10,310,742
241,000	Flowserve Corp.	1,445,693	8,194,000
154,200	Franklin Electric Co. Inc.	601,422	14,510,220
428,000	Graco Inc.	2,331,187	31,248,280
500,000	Mueller Industries Inc.	12,324,740	36,740,000
168,500	Tennant Co.	2,821,716	11,547,305
740,000	The Gorman-Rupp Co.	11,286,239	18,500,000
1,933,003	Various Securities	19,345,934	92,691,891
		51,823,951	280,639,133

	Financial Services — 4.4%
675,200	KKR & Co. Inc.	2,730,620	35,461,504
10,000	Waterloo Investment
	Holdings Ltd.†(b)	1,373	5,000
2,414,858	Various Securities	24,821,492	33,360,803
		27,553,485	68,827,307

	Food and Beverage — 6.0%
400,000	Flowers Foods Inc.	950,682	10,964,000
240,000	Kikkoman Corp.	1,630,295	12,183,016

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)

	Food and Beverage (Continued)
648,000	Maple Leaf Foods Inc.	$11,257,289	$12,538,069
56,700	The J.M. Smucker Co.	1,309,514	8,922,879
5,168,468	Various Securities	23,234,958	49,794,197
		38,382,738	94,402,161

	Health Care — 4.5%
398,000	Cutera Inc.†	4,853,339	9,400,760
148,500	Globus Medical Inc., Cl. A†	3,323,398	8,411,040
971,200	Various Securities	13,568,785	53,736,322
		21,745,522	71,548,122

	Home Furnishings — 0.3%
231,500	Various Securities	2,690,305	4,902,200

	Hotels and Gaming — 4.7%
82,500	Churchill Downs Inc.	693,674	21,206,625
247,700	Ryman Hospitality Properties
	Inc., REIT	3,960,761	22,226,121
6,789,076	Various Securities	13,488,901	30,440,009
		18,143,336	73,872,755

	Machinery — 2.7%
326,000	Astec Industries Inc.	11,354,454	13,447,500
1,415,000	CNH Industrial NV	3,631,392	21,607,050
368,954	Various Securities	6,166,104	7,832,545
		21,151,950	42,887,095

	Manufactured Housing and Recreational Vehicles — 2.0%
67,000	Cavco Industries Inc.†	1,314,707	21,288,580
205,000	Various Securities	1,884,256	11,064,795
		3,198,963	32,353,375

	Metals and Mining — 0.0%
140,000	Various Securities	529,906	853,998

	Publishing — 0.6%
816,000	Various Securities	5,252,030	9,543,590

	Real Estate — 2.7%
215,500	Indus Realty Trust Inc., REIT	3,222,502	14,285,495
385,000	The St. Joe Co.	5,904,646	16,019,850
534,300	Various Securities	6,368,974	12,560,114
		15,496,122	42,865,459

	Retail — 6.2%
114,800	AutoNation Inc.†	1,833,590	15,424,528
157,200	Copart Inc.†	659,849	11,823,012
200,000	Ingles Markets Inc., Cl. A	2,545,477	17,740,000
157,000	Nathan's Famous Inc.	264,162	11,869,200
70,100	Penske Automotive Group
	Inc.	1,022,661	9,940,881
332,000	Rush Enterprises Inc., Cl. B	2,361,051	19,883,480
Shares		Cost	Market Value
325,123	Various Securities	$4,325,424	$11,974,197
		13,012,214	98,655,298

	Specialty Chemicals — 2.0%
245,000	H.B. Fuller Co.	2,718,585	16,770,250
91,200	The General Chemical Group
	Inc.†(b)	1,186	0
224,900	Various Securities	2,640,079	14,914,078
		5,359,850	31,684,328

	Telecommunications — 0.6%
405,100	Various Securities	3,562,473	8,815,440

	Transportation — 2.6%
353,000	GATX Corp.	9,981,518	38,837,060
142,600	Various Securities	1,202,572	1,824,049
		11,184,090	40,661,109

	Wireless Communications — 0.0%
34,500	Various Securities	1,056,929	715,185

	TOTAL COMMON STOCKS	445,416,482	1,562,214,359

	CLOSED-END FUNDS* — 0.1%
200,229	Various Securities	2,906,396	1,745,865

	PREFERRED STOCKS* — 0.2%

	Automotive: Parts and Accessories — 0.2%
83,000	Various Securities	566,929	2,894,834

	RIGHTS* — 0.0%

	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc.,
	CVR†(b)	0	213,565

	WARRANTS* — 0.0%

	Business Services — 0.0%
1	Internap Corp.,
	expire 05/08/24†(b)	0	652

	Diversified Industrial — 0.0%
140,000	Various Securities	95,648	76,986

	TOTAL WARRANTS	95,648	77,638

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Summary Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS* — 0.6%
$9,132,000	Various Securities	$9,043,232	$9,043,629

	TOTAL U.S. GOVERNMENT OBLIGATIONS	9,043,232	9,043,629

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	2,121,396	2,889,105

	TOTAL INVESTMENTS — 100.0%	$460,150,083	1,579,078,995

	Other Assets and Liabilities (Net) — (0.0)%		197,672

	NET ASSETS — 100.0%		$1,579,276,667

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2023. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $449,874,161)	$1,565,013,871
Investments in affiliates, at value (cost $10,275,922)	14,065,124
Cash	759
Foreign currency, at value (cost $102,915)	103,016
Receivable for Fund shares sold	791,916
Receivable for investments sold	461,742
Dividends and interest receivable	1,737,018
Deferred offering expense	14,368
Prepaid expenses	62,454
Total Assets	1,582,250,268
Liabilities:
Payable for investments purchased	62,139
Payable for Fund shares redeemed	641,553
Payable for investment advisory fees	1,319,431
Payable for distribution fees	248,431
Payable for accounting fees	7,500
Payable for shareholder services fees	290,128
Payable for shareholder communications	286,243
Other accrued expenses	118,176
Total Liabilities	2,973,601
Net Assets
(applicable to 39,213,870 shares outstanding)	$1,579,276,667
Net Assets Consist of:
Paid-in capital	$396,874,370
Total distributable earnings	1,182,402,297
Net Assets	$1,579,276,667

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($924,016,771 ÷ 23,081,418 shares outstanding; – shares authorized)	$40.03
Class A:
Net Asset Value and redemption price per share ($119,155,929 ÷ 2,980,020 shares outstanding; – shares authorized)	$39.98
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$42.42
Class C:
Net Asset Value and offering price per share ($34,517,761 ÷ 1,156,419 shares outstanding; – shares authorized)	$29.85	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($501,586,206 ÷ 11,996,013 shares outstanding; – shares authorized)	$41.81

Statement of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $115,717)	$10,745,228
Dividends - affiliated	25,380
Interest	140,700
Total Investment Income	10,911,308
Expenses:
Investment advisory fees.	7,840,158
Distribution fees - Class AAA	1,127,121
Distribution fees - Class A	146,825
Distribution fees - Class C	184,580
Shareholder services fees	618,309
Shareholder communications expenses	145,520
Custodian fees	87,444
Directors’ fees.	69,085
Interest expense	61,738
Registration expenses	41,141
Legal and audit fees	39,004
Accounting fees	22,500
Miscellaneous expenses	64,941
Total Expenses	10,448,366
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(35,382)
Expenses paid indirectly by broker (See Note 6)	(10,381)
Total Reductions	(45,763)
Net Expenses	10,402,603
Net Investment Income	508,705
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	102,077,411
Net realized gain on investments - affiliated	3,991
Net realized gain on foreign currency transactions	17,728
Net realized gain on investments and foreign currency transactions	102,099,130
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	188,715,768
on investments - affiliated	2,422,276
on foreign currency translations	34,847
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	191,172,891
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	293,272,021
Net Increase in Net Assets Resulting from Operations	$293,780,726

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income	$508,705	$1,881,684
Net realized gain on investments and foreign currency transactions	102,099,130	154,317,012
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	191,172,891	(448,165,801)
Net Increase/(Decrease) in Net Assets Resulting from Operations	293,780,726	(291,967,105)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(78,244,179)	(133,745,388)
Class A	(10,316,268)	(17,235,275)
Class C	(3,309,037)	(10,378,509)
Class I	(46,912,815)	(79,705,424)
Total Distributions to Shareholders	(138,782,299)	(241,064,596)

Capital Share Transactions:
Class AAA	36,921,869	44,158,782
Class A	3,358,628	9,841,866
Class C	(4,321,505)	(13,302,976)
Class I	(18,654,949)	(123,739)

Net Increase in Net Assets from Capital Share Transactions	17,304,043	40,573,933

Redemption Fees	62	390

Net Increase/(Decrease) in Net Assets	172,302,532	(492,457,378)
Net Assets:
Beginning of year	1,406,974,135	1,899,431,513
End of period	$1,579,276,667	$1,406,974,135

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(d)(e)		Portfolio Turnover Rate
Class AAA
2023(f)	$36.11	$0.00 (c)	$7.53	$7.53	$(0.01)	$(3.60)	$(3.61)	$0.00	$40.03	21.25%	$924,017	0.00	%(g)(h)	1.39	%(g)	0	%(i)
2022	49.61	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39	(j)	1
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38	(j)	1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41	(j)	0	(i)
2019	59.61	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.92	(5.72)	1,243,608	0.06		1.39	(j)	1
2018	58.63	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.61	7.21	1,711,850	0.16		1.36	(j)	3
Class A
2023(f)	$36.06	$0.00 (c)	$7.52	$7.52	$0.00 (c)	$(3.60)	$(3.60)	$0.00	$39.98	21.26%	$119,156	0.00	%(g)(h)	1.39	%(g)	0	%(i)
2022	49.56	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39	(j)	1
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38	(j)	1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41	(j)	0	(i)
2019	59.58	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.89	(5.73)	170,189	0.06		1.39	(j)	1
2018	58.60	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.58	7.21	208,947	0.16		1.36	(j)	3
Class C
2023(f)	$27.02	$(0.11)	$5.63	$5.52	$—	$(2.69)	$(2.69)	$0.00	$29.85	20.82%	$34,518	(0.76	)%(g)	2.14	%(g)	0	%(i)
2022	38.86	(0.24)	(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14	(j)	1
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13	(j)	1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16	(j)	0	(i)
2019	52.16	(0.32)	(3.08)	(3.40)	—	(2.13)	(2.13)	0.00	46.63	(6.44)	141,522	(0.69)		2.14	(j)	1
2018	52.05	(0.30)	3.53	3.23	—	(3.12)	(3.12)	0.00	52.16	6.41	215,939	(0.59)		2.11	(j)	3
Class I
2023(f)	$37.76	$0.05	$7.88	$7.93	$(0.11)	$(3.77)	$(3.88)	$0.00	$41.81	21.43%	$501,586	0.25	%(g)	1.14	%(g)(j)	0	%(i)
2022	51.62	0.13	(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14	(j)	1
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13	(j)	1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16	(j)	0	(i)
2019	61.09	0.17	(3.59)	(3.42)	(0.25)	(2.13)	(2.38)	0.00	55.29	(5.50)	890,889	0.32		1.14	(j)	1
2018	59.86	0.25	4.10	4.35	—	(3.12)	(3.12)	0.00	61.09	7.49	1,624,806	0.43		1.11		3

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the fiscal year ended September 30, 2020. For the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, 2019, and 2018, there was no impact on the expense ratios.

(f)	For the six months ended March 31, 2023, unaudited.

(g)	Annualized.

(h)	Amount represents less than 0.005%.

(i)	Amount represents less than 0.5%.

(j)	The Fund incurred interest expense during the six months ended March 31, 2023 and the fiscal years ended September 30, 2022, 2021, 2020, 2019, and 2018. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.39%, 1.38%, 1.37%, 1.39%, and 1.38% (Class AAA and Class A), 2.14%, 2.13%, 2.12%, 2.14%, and 2.13% (Class C), and 1.14%, 1.13%, 1.12%, 1.14%, and 1.13% (Class I). For the year ended September 30, 2018, the effect of interest expense was minimal.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

		Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$30,352,410	$1,707,930	—	$32,060,340
Building and Construction	103,248,724	1,120	—	103,249,844
Consumer Services	14,217,955	271,625	—	14,489,580
Diversified Industrial	183,449,714	821,340	—	184,271,054
Equipment and Supplies	278,142,010	2,497,123	—	280,639,133
Financial Services	68,870,239	487,588	$5,000	69,362,827
Publishing	9,369,530	174,060	—	9,543,590
Real Estate	41,967,459	898,000	—	42,865,459
Retail	97,890,337	764,961	—	98,655,298
Specialty Chemicals	31,684,328	—	—	31,684,328
Other Industries (b)	698,282,011	—	—	698,282,011
Total Common Stocks	1,557,474,717	7,623,747	5,000	1,565,103,464
Closed-End Funds	1,745,865	—	—	1,745,865
Preferred Stocks (b)	2,894,834	—	—	2,894,834
Rights (b)	—	—	213,565	213,565
Warrants (b)	76,986	—	652	77,638
U.S. Government Obligations	—	9,043,629	—	9,043,629
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,562,192,402	$16,667,376	$219,217	$1,579,078,995

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2023, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise.

These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2022 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,571,562
Net long term capital gains	246,311,919
Total distributions paid	$249,883,482

____________

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2023:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$465,549,441	$1,137,377,290	$(23,847,736)	$1,113,529,554

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2023, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $35,382.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $7,454,181 and $147,133,006, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Fund paid $25,091 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $4,911 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $10,381.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2023, the Fund accrued $22,500 in connection with the cost of computing the Fund's NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2023, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2023 was $4,277,127 with a weighted average interest rate of 4.97%. The maximum amount borrowed at any time during the six months ended March 31, 2023 was $10,818,000.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	995,435	$39,944,626	1,183,539	$52,061,933
Shares issued upon reinvestment of distributions	1,968,082	75,790,825	2,817,801	129,196,144
Shares redeemed	(2,006,787)	(78,813,582)	(3,140,556)	(137,099,295)
Net increase	956,730	$36,921,869	860,784	$44,158,782
Class A
Shares sold	206,205	$8,188,484	412,514	$18,248,925
Shares issued upon reinvestment of distributions	253,242	9,739,703	353,484	16,189,558
Shares redeemed	(372,099)	(14,569,559)	(577,265)	(24,596,617)
Net increase	87,348	$3,358,628	188,733	$9,841,866
Class C
Shares sold	23,676	$697,992	58,394	$1,979,388
Shares issued upon reinvestment of distributions	114,578	3,297,561	298,257	10,298,825
Shares redeemed	(279,744)	(8,317,058)	(769,124)	(25,581,189)
Net decrease	(141,490)	$(4,321,505)	(412,473)	$(13,302,976)
Class I
Shares sold	760,231	$31,638,189	1,392,147	$62,940,445
Shares issued upon reinvestment of distributions	1,139,763	45,807,093	1,620,237	77,544,528
Shares redeemed	(2,316,398)	(96,100,231)	(3,077,613)	(140,608,712)
Net decrease	(416,404)	$(18,654,949)	(65,229)	$(123,739)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2023 is set forth below:

	Market Value at September 30, 2022	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change In Unrealized Appreciation	Market Value at March 31, 2023	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$5,911,425	—	$29,712	$5,480	$1,765,431	$7,652,624	$25,380	9.69%
Strattec Security Corp.†	5,109,728	$7,367	—	—	479,405	5,596,500	—	6.13%
Trans-Lux Corp.†	640,960	—	911	(1,489)	177,440	816,000	—	11.90%
Total				$3,991	$2,422,276	$14,065,124	$25,380

†        Non-income producing security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on August 16, 2022, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

During the six months ended March 31, 2023, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2022) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year and three year periods and in the third quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year, five year, and ten year periods and the first quintile for the three year period. The Independent Board Members noted the Fund’s total return was above the median total return for the one year and three year periods and at the median total return for the five year period within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q123SR

GABELLI
FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Semiannual Report
March 31, 2023

The Gabelli Focused Growth and
Income Fund

Semiannual Report — March 31, 2023

Daniel M. Miller

Portfolio Manager

GAMCO Investors

BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund was 4.7% compared with a total return of 12.7% for the Lipper Equity Income Fund Average. Other classes of shares are available. See page 3 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. The Fund has a managed monthly distribution, currently set at $0.06 per share.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Volatile equity markets driven by geopolitical conflict, rising commodity prices, higher interest rates, and inflation contributed to a challenging 2022 for investors. The S&P 500 declined 18.1% in calendar 2022, its worst performance in the last four decades, excluding 2002 and 2008. Energy was the only positive sector of the market, while Communication Services declined 40%, and Information Technology 29%. The Russell 3000 index declined 19.3% and the Russell 2000 was down 20.4%. The Gabelli Focused Growth & Income Fund decreased 13.8%, outperforming market benchmarks, but underperforming expectations. More than half of the Fund’s decline can be attributed to a small handful of holdings that ended the year significantly oversold due to tax loss selling.

While most equity benchmarks were positive in the first quarter of 2023, it was a challenging time for investors. Ongoing conflict between Russia and Ukraine, rising commodity prices, an increasingly hawkish Fed, and a banking crisis that caused the second and third largest bank failures in U.S. history contributed to significant volatility. Sentiment drifted as expectations about the Fed’s policy path drove a significant rotation into growth stocks, with big tech and software among the notable beneficiaries.

The S&P 500 returned 7.5% in the quarter ended March 31st, driven by a 21.8% increase in Information Technology. The Russell 2000 increased 2.7%, while the Russell 2000 Value index declined 0.7%. After increasing almost 12% in the first weeks of the year, the Fund ended the quarter up 1.4%. The sharp pullback in March can be attributed to the Fund’s large allocation to rate sensitive REITs and preferred securities, along with a substantial underweight to Information Technology. During the first quarter of 2023, the Fund distributed a total of $0.18.

The top contributors to the Fund’s performance during the last six months were: Apollo Global Management Inc. (5.6% of net assets as of March 31, 2023); AT&T Inc. (4.8%); and VICI Properties Inc. (9.3%).

Some of our weaker performing stocks during the last six months were: Qurate Retail Inc. 8% 03/15/31 (5.3%); Blackstone Mortgage Trust Inc. (8.7%); and Greenidge Generation Holdings Inc. 8.5% 10/31/26 (0.6%).

We continue to position the portfolio toward high income producing securities. We appreciate your continued confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (12/31/02)
Class I (GWSIX) (c)	4.65%	(12.10)%	21.86%	4.71%	4.18%	6.84%
Class AAA (GWSVX)	4.13	(12.87)	20.83	4.06	3.73	6.54
S&P MidCap 400 Index (d)	15.00	(5.12)	22.10	7.67	9.80	10.72
Lipper Equity Income Fund Average (d)	12.65	(4.54)	17.10	8.39	9.26	8.52
Class A (GWSAX)	4.43	(12.65)	20.97	4.14	3.77	6.58
With sales charge (e)	(1.58)	(17.67)	18.61	2.92	3.15	6.26
Class C (GWSCX)	3.78	(13.55)	19.97	3.31	2.97	5.78
With contingent deferred sales charge (f)	2.78	(14.42)	19.97	3.31	2.97	5.78

(a)	The Fund's fiscal year ends September 30.
(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares.
(d)	The S&P MidCap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 27, 2023 as updated in a supplement dated March 15, 2023, the expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.72%, 1.25%, 2.47%, and 0.80%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2023. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

3

The Gabelli Focused Growth and Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period *
The Gabelli Focused Growth and Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,041.30	1.74%	$8.86
Class A	$1,000.00	$1,044.30	1.26%	$6.42
Class C	$1,000.00	$1,037.80	2.49%	$12.65
Class I	$1,000.00	$1,046.50	0.81%	$4.13
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.26	1.74%	$8.75
Class A	$1,000.00	$1,018.65	1.26%	$6.34
Class C	$1,000.00	$1,012.52	2.49%	$12.49
Class I	$1,000.00	$1,020.89	0.81%	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	26.0%	Building and Construction	2.4%
Real Estate Investment Trusts	21.7%	Automotive: Parts and Accessories	1.9%
Financial Services	14.3%	Metals and Mining	1.7%
Telecommunications	6.6%	Entertainment	1.2%
Food and Beverage	5.6%	Cable and Satellite	1.1%
Retail	5.3%	U.S. Government Obligations	0.5%
Health Care	5.0%	Other Assets and Liabilities (Net)	0.4%
Diversified Industrial	3.9%		100.0%
Computer Software and Services	2.4%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

The Gabelli Focused Growth and Income Fund
Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 84.0%
	Automotive: Parts and Accessories — 1.9%
6,000	Aptiv plc†	$311,893	$673,140

	Building and Construction — 2.4%
7,500	Herc Holdings Inc.	144,069	854,250

	Cable and Satellite — 1.1%
5,750	Liberty Media Corp. - Liberty Formula One, Cl. A†	162,046	388,125

	Computer Software and Services — 2.4%
8,300	Alphabet Inc., Cl. C†	246,177	863,200

	Energy and Utilities — 24.1%
158,819	Energy Transfer LP	1,085,315	1,980,473
97,401	Enterprise Products Partners LP	1,631,250	2,522,686
96,000	Kinder Morgan Inc.	1,013,347	1,680,960
25,000	New Fortress Energy Inc.	850,267	735,750
29,829	NextEra Energy Partners LP	1,231,247	1,812,112
		5,811,426	8,731,981
	Entertainment — 0.5%
50,000	Sirius XM Holdings Inc.	144,219	198,500

	Financial Services — 11.0%
32,000	Apollo Global Management Inc.	1,022,396	2,021,120
12,500	Morgan Stanley	525,580	1,097,500
95,000	New York Community Bancorp Inc.	809,255	858,800
		2,357,231	3,977,420
	Food and Beverage — 5.6%
50,000	Maple Leaf Foods Inc.	785,921	967,443
9,500	Mondelēz International Inc., Cl. A	388,723	662,340
4,500	Post Holdings Inc.†	101,077	404,415
		1,275,721	2,034,198
	Health Care — 5.0%
6,000	AbbVie Inc.	636,524	956,220
27,000	Option Care Health Inc.†	147,593	857,790
		784,117	1,814,010
	Metals and Mining — 1.7%
12,500	Newmont Corp	531,465	612,750

	Real Estate Investment Trusts — 21.7%
175,167	Blackstone Mortgage Trust Inc., Cl. A	4,225,206	3,126,731
100,000	Medical Properties Trust Inc.	1,140,700	822,000
5,000	Simon Property Group Inc.	566,614	559,850
Shares		Cost	Market Value
102,687	VICI Properties Inc.	$1,563,636	$3,349,650
		7,496,156	7,858,231
	Telecommunications — 6.6%
90,000	AT&T Inc.	1,399,472	1,732,500
4,500	T-Mobile US Inc.†	328,888	651,780
		1,728,360	2,384,280
	TOTAL COMMON STOCKS	20,992,880	30,390,085

	PREFERRED STOCKS — 14.4%
	Diversified Industrial — 3.9%
14,274	Babcock & Wilcox Enterprises Inc., 8.125%, 02/28/26	333,638	351,568
45,004	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	929,628	1,042,293
		1,263,266	1,393,861
	Energy and Utilities — 1.9%
29,867	Energy Transfer LP, Ser. D, 7.625%	521,282	696,797

	Financial Services — 3.3%
8,592	Argo Blockchain plc, Ser. A, 8.750%, 11/30/26	53,219	57,480
39,091	FTAI Aviation Ltd., Ser. A, 8.250%	781,752	927,239
44,775	Greenidge Generation Holdings Inc., 8.500%, 10/31/26	713,282	200,592
		1,548,253	1,185,311
	Retail — 5.3%
65,859	Qurate Retail Inc., 8.000%, 03/15/31	3,462,387	1,930,327

	TOTAL PREFERRED STOCKS	6,795,188	5,206,296

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.7%
	Entertainment — 0.7%
8,000	Paramount Global, Ser. A, 5.750%, 04/01/24	219,979	239,520

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$190,000	U.S. Treasury Bill, 4.562%††, 04/20/23	189,544	189,581

	TOTAL INVESTMENTS — 99.6%	$28,197,591	36,025,482
	Other Assets and Liabilities (Net) — 0.4%		156,424
	NET ASSETS — 100.0%		$36,181,906

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $28,197,591)	$36,025,482
Cash	1,759
Foreign currency, at value (cost $6,596)	6,604
Receivable for Fund shares sold	49,530
Receivable from Adviser	14,819
Dividends receivable	192,809
Prepaid expenses	21,221
Total Assets	36,312,224
Liabilities:
Payable for investments purchased	11,025
Payable for Fund shares redeemed	4,127
Payable for investment advisory fees	30,972
Payable for distribution fees	6,997
Payable for legal and audit fees	42,815
Payable for shareholder communications	22,268
Other accrued expenses	12,114
Total Liabilities	130,318
Net Assets
(applicable to 2,389,446 shares outstanding)	$36,181,906
Net Assets Consist of:
Paid-in capital	$29,127,281
Total distributable earnings	7,054,625
Net Assets	$36,181,906
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,741,378 ÷ 315,943 shares outstanding; 100,000,000 shares authorized)	$15.01
Class A:
Net Asset Value and redemption price per share ($13,731,374 ÷ 901,222 shares outstanding; 50,000,000 shares authorized)	$15.24
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price).	$16.17
Class C:
Net Asset Value and offering price per share ($3,552,514 ÷ 287,878 shares outstanding; 50,000,000 shares authorized)	$12.34	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($14,156,640 ÷ 884,403 shares outstanding; 50,000,000 shares authorized)	$16.01

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,522)	$859,173
Interest	33,203
Total Investment Income	892,376
Expenses:
Investment advisory fees	195,391
Distribution fees - Class AAA	6,527
Distribution fees - Class A	16,078
Distribution fees - Class C	20,498
Legal and audit fees	28,971
Registration expenses	28,237
Shareholder communications expenses	13,781
Shareholder services fees	11,974
Custodian fees	3,414
Directors’ fees	1,931
Interest expense	1,784
Miscellaneous expenses	6,098
Total Expenses	334,684
Less:
Expense reimbursements (See Note 3)	(88,782)
Net Expenses	245,902
Net Investment Income	646,474
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(393,639)
Net realized gain on foreign currency transactions	319
Net realized loss on investments and foreign currency transactions	(393,320)
Net change in unrealized appreciation/depreciation:
on investments	1,617,715
on foreign currency translations	108

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,617,823
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,224,503
Net Increase in Net Assets Resulting from Operations	$1,870,977

See accompanying notes to financial statements.

8

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Operations:
Net investment income	$646,474	$907,768
Net realized gain/(loss) on investments and foreign currency transactions	(393,320)	1,696,905
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,617,823	(7,868,255)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,870,977	(5,263,582)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(132,460)*	(261,923)
Class A	(329,871)*	(463,689)
Class C	(120,383)*	(309,413)
Class I	(411,333)*	(694,230)
Total Distributions to Shareholders	(994,047)	(1,729,255)

Capital Share Transactions:
Class AAA	(510,817)	(871,432)
Class A	2,849,160	3,794,627
Class C	(874,988)	(2,842,573)
Class I	(5,486,045)	5,996,510
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,022,690)	6,077,132

Net Decrease in Net Assets	(3,145,760)	(915,705)
Net Assets:
Beginning of year	39,327,666	40,243,371
End of period	$36,181,906	$39,327,666

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

9

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2023(d)	$14.79	$0.22	$0.40	$0.62	$(0.30)	$(0.10)	$(0.40)	$—		$15.01	4.13%	$4,741	2.82	%(e)	1.74	%(e)	1.74	%(e)	21%
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(f)	12.48	(3.48)	8,713	(0.24)		1.71		1.71		59
2019	13.84	(0.07)	(0.83)	(0.90)	—	(0.01)	(0.01)	—		12.93	(6.50)	12,189	(0.56)		1.64		1.64	(g)	67
2018	14.61	(0.09)	(0.61)	(0.70)	—	(0.07)	(0.07)	0.00	(f)	13.84	(4.78)	16,630	(0.63)		1.53		1.53		105
Class A
2023(d)	$14.97	$0.25	$0.42	$0.67	$(0.30)	$(0.10)	$(0.40)	$—		$15.24	4.43%	$13,731	3.21	%(e)	1.74	%(e)	1.26	%(e)(h)	21%
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(h)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(f)	12.62	(3.37)	6,644	(0.24)		1.71		1.71		59
2019	13.98	(0.07)	(0.84)	(0.91)	—	(0.01)	(0.01)	—		13.06	(6.51)	9,013	(0.57)		1.64		1.64	(g)	67
2018	14.76	(0.09)	(0.62)	(0.71)	—	(0.07)	(0.07)	0.00	(f)	13.98	(4.80)	15,137	(0.65)		1.53		1.53		105
Class C
2023(d)	$12.25	$0.13	$0.34	$0.47	$(0.30)	$(0.08)	$(0.38)	$—		$12.34	3.78%	$3,553	2.09	%(e)	2.49	%(e)	2.49	%(e)	21%
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(f)	10.64	(4.14)	6,926	(1.00)		2.46		2.46		59
2019	11.97	(0.14)	(0.72)	(0.86)	—	(0.01)	(0.01)	—		11.10	(7.18)	13,807	(1.33)		2.39		2.39	(g)	67
2018	12.74	(0.17)	(0.53)	(0.70)	—	(0.07)	(0.07)	0.00	(f)	11.97	(5.48)	24,992	(1.38)		2.28		2.28		105
Class I
2023(d)	$15.68	$0.32	$0.42	$0.74	$(0.30)	$(0.11)	$(0.41)	$—		$16.01	4.65%	$14,157	3.83	%(e)	1.49	%(e)	0.81	%(e)(h)	21%
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(h)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(h)	54
2020	13.36	0.00 (f)	(0.42)	(0.42)	—	—	—	0.00	(f)	12.94	(3.14)	8,333	0.01		1.46		1.46		59
2019	14.27	(0.05)	(0.85)	(0.90)	—	(0.01)	(0.01)	—		13.36	(6.30)	15,555	(0.36)		1.39		1.39	(g)	67
2018	15.02	(0.06)	(0.62)	(0.68)	—	(0.07)	(0.07)	0.00	(f)	14.27	(4.50)	34,947	(0.39)		1.28		1.28		105

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to the expense caps applicable to the respective share classes, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the six months ended March 31, 2023 and the fiscal years ended September 30, 2022 and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.73%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.69%, and 1.70% (Class A), 2.48%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, and 1.45% (Class I), respectively. For the fiscal years ended September 30, 2021, 2019, and 2018, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2023, unaudited.
(e)	Annualized.
(f)	Amount represents less than $0.005 per share.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received, the ratios of operating expenses to average net assets would have been 1.64% (Class AAA and Class A), 2.39% (Class C), and 1.40% (Class I) for the fiscal year ended September 30, 2019.
(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $88,782, $119,130, and $97,862 for the six months ended March 31, 2023 and the fiscal years ended September 30, 2022, and 2021, respectively.

See accompanying notes to financial statements.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focused Growth and Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$30,390,085	—	$30,390,085
Preferred Stocks (a)	5,206,296	—	5,206,296
Mandatory Convertible Securities (a)	239,520	—	239,520
U.S. Government Obligations	—	$189,581	189,581
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$35,835,901	$189,581	$36,025,482

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2023 or September 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal year ended September 30, 2022 was as follows:

Distributions paid from:
Ordinary income	$1,570,423
Net long term capital gains	158,832
Total distributions paid	$1,729,255

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$28,220,696	$11,411,095	$(3,606,309)	$7,804,786

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2024 for Class I and Class A, and may be terminated only by the Board before such time. During the six months ended March 31, 2023, the Adviser reimbursed expenses in the amount of $88,782 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Class I Shares would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At March 31, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $305,774.

For the fiscal year ended September 30, 2021, expiring September 30, 2023	$97,862
For the fiscal year ended September 30, 2022, expiring September 30, 2024	119,130
For the six months ended March 31, 2023, expiring September 30, 2025	88,782
$305,774

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $7,865,512 and $8,469,369, respectively.

15

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Fund paid $3,158 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $15,969 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2023, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the ten days of borrowings during the six months ended March 31, 2023 was $1,131,000 with a weighted average interest rate of 5.71%. The maximum amount borrowed at any time during the six months ended March 31, 2023 was $2,467,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,761	$136,702	13,659	$238,395
Shares issued upon reinvestment of distributions	8,485	131,312	15,178	259,825
Shares redeemed	(48,466)	(778,831)	(77,549)	(1,369,652)
Net decrease	(31,220)	$(510,817)	(48,712)	$(871,432)
Class A
Shares sold	215,777	$3,426,869	296,096	$5,199,572
Shares issued upon reinvestment of distributions	19,716	309,657	24,683	424,570
Shares redeemed	(56,257)	(887,366)	(104,658)	(1,829,515)
Net increase	179,236	$2,849,160	216,121	$3,794,627
Class C
Shares sold	—	—	25,571	$379,123
Shares issued upon reinvestment of distributions	9,339	$119,654	21,458	307,817
Shares redeemed	(77,034)	(994,642)	(244,093)	(3,529,513)
Net decrease	(67,695)	$(874,988)	(197,064)	$(2,842,573)
Class I
Shares sold	186,975	$3,153,946	442,419	$8,052,682
Shares issued upon reinvestment of distributions	23,534	386,476	36,466	654,993
Shares redeemed	(539,393)	(9,026,467)	(149,221)	(2,711,165)
Net increase/(decrease)	(328,884)	$(5,486,045)	329,664	$5,996,510

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2023, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2022) of the Fund against ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid-Cap Value Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year and three year periods and the fourth quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year and five year periods and in the second quartile for the three year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with expense ratios of the Adviser Peer Group and a peer group of fifteen other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were approximately average or above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members noted the recent amendments to the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of the Fund, pursuant to which

18

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

the net expense ratio was reduced to 1.25% for Class A Shares, effective August 17, 2022. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI FOCUSED GROWTH AND INCOME FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q123SR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Semiannual Report
March 31, 2023

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2023
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund was 19.8% compared with a total return of 14.4% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available. See page 4 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2023.

Performance Discussion (Unaudited)

The goal of the Fund is to generate long term capital appreciation, and under normal market conditions, the Fund will invest at least 80% of the value of its net assets in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund considers a company to be engaged in financial services if it devotes a significant portion of its assets to or derives a significant portion of its revenues from providing financial services. The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The largest contributor to performance for the first half of the fiscal year was Cavco Industries Inc. (3.8% of the portfolio as of March 31, 2023; up 54%), a manufactured home producer with significant mortgage and insurance operations. Cavco reported robust fiscal third quarter (December quarter end) financial results with revenue and income from operations increasing by 16% and 33%, respectively. Also, in January, Cavco closed the acquisition of Solitaire Homes, an Oklahoma based vertically integrated manufactured housing producer with 4 manufacturing facilities and 22 retail stores. The transaction is projected to be accretive to earnings and cash flow from operations.

The second largest contributor was First Citizens BancShares Inc., Cl.A (4.3%; +22%). The company purchased substantially all the loans and assumed the customer deposits of Silicon Valley Bridge Bank from the FDIC. The purchase price represented a $16 billion (22%) discount to the value of the assets, and the transaction is projected to be significantly accretive to Earnings Per Share (EPS) and Tangible Book Value per share (TBV). Additionally, Commerzbank AG (3.3%; +41%), a German banking group, performed well owing to the company’s rebound in earnings in 2022, with net income more than tripling, and the announcement of a dividend and share repurchases in 2023.

The largest negative contributor was Flushing Financial Corp. (2.5%; -22%), a regional bank based in Uniondale, NY. In early March, Silicon Valley Bank and Signature Bank were seized by regulators owing to a massive run on their deposits. Understandably, the common stock prices of virtually all regional banks declined over the next few weeks. Flushing is very different from the banks that failed and others that appear to be troubled. The company has only minimal losses on its Available For Sale securities portfolio, and Held to Maturity securities account for less than 1% of assets (compared with 43% for Silicon Valley Bank). Additionally, unlike Silicon Valley Bank and Signature Bank, Flushing is not focused on the venture capital and crypto industries, areas the Fund has also avoided. Flushing’s valuation is very attractive at a 37% discount to TBV with a 5.9% dividend yield, and the Fund added to its position on the weakness.

The next largest detractor was Moelis & Co., Cl. A (3.4%; -5%), a global financial advisory boutique based in New York. Moelis’ earnings and stock price have been depressed owing primarily to the weak global Mergers & Acquisitions (M&A) market. However, the company has a very strong balance sheet with cash and short term investments of $413 million and no debt. Moelis appears to be well positioned for an inevitable recovery in M&A and an increase in restructuring activity. The common stock offers a 6.2% dividend yield and trades at only 7 times peak 2021 earnings, despite the strong potential for earnings during the next peak to be higher. Finally, HG Holdings Inc. (1.4%; -7%) declined owing primarily to weakness in its recently acquired title insurance business because of the slowdown in residential housing transactions. Nevertheless, the company reported a 36% increase in EPS in 2022, and the common stock trades at a 22% discount to TBV.

The Fund’s aggregate valuation metrics are very attractive at about 74% of book value, 84% of TBV and 8.3 times 2023 projected EPS. Despite the recent stress on the banking sector owing to the failures of the regional banks discussed above, I have been impressed with the resilience of most global banks during the last few years. There have been numerous macroeconomic challenges, including the Covid-19 global pandemic, the war in Ukraine, and rampant inflation in most counties. Nevertheless, most global banks have remained profitable, increased their TBV, and maintained strong capital positions. As the table below of several of the Fund’s global bank holdings shows, many banks have also repurchased shares, including European banks. In fact, over the last year, European banks have been more aggressive in returning capital to shareholders through dividends and share repurchases than US banks.

2

Global Banks – Resilient Business Performance Despite Pandemic, War, and Inflation

	2000-2022			CET 1 ratio (3)
Company	Net Income (1)	TBV (2) Growth	% Change in O/S Shares	12/31/2019	12/31/2022	Regulatory Minimum
Barclays	12,757	16%	-8%	13.8%	13.9%	11.3%
BBVA	12,995	29%	-10%	11.7%	12.5%	8.7%
Capital One Financial	21,384	10%	-16%	12.2%	12.5%	7.6%
Citigroup	47,844	25%	-8%	11.8%	13.0%	12.0%
ING Group	10,935	10%	-7%	13.7%	14.5%	10.6%
NatWest Group	5,537	12%	-20%	16.2%	14.2%	9.5%
Societe Generale	7,401	16%	-6%	12.7%	13.5%	9.4%
Standard Chartered	4,781	7%	-10%	13.8%	14.0%	10.2%

(1)	In millions of USD except for Barclays (GBP), BBVA (EUR), NatWest (GBP) and Societe Generale (EUR).

(2)	Tangible Book Value (adjusted for dividends).

(3)	Tier 1 Common Equity Ratio (common equity capital / risk weighted assets).

Sources: Company reports, GAMCO Investors.

Thank you for your continued interest and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Average Annual Returns through March 31, 2023 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	Since Inception (10/1/18)
Class AAA (GAFSX)	19.84%	0.37%	24.16%	3.77%
MSCI World Financials Index (c)	14.37	(9.59)	18.01	4.58
Class A (GGFSX)	19.85	0.39	24.26	3.83
With sales charge (d)	12.96	(5.38)	21.83	2.47
Class C (GCFSX)	19.38	(0.45)	23.27	2.98
With contingent deferred sales charge (e)	18.38	(1.44)	23.27	2.98
Class I (GFSIX)	19.95	0.57	24.48	4.02

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The MSCI World Financials Index captures large and mid cap securities in the Financials sector across Developed Markets countries. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 27, 2023, the gross expense ratios for Class AAA, A, C, and I Shares are 1.88%, 1.88%, 2.63%, and 1.63%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.27%, 1.27%, 2.02%, and 1.02%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2023. The contractual reimbursements are in effect through January 31, 2024. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

4

The Gabelli Global Financial Services Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period *
The Gabelli Global Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$1,198.40	1.25%	$6.85
Class A	$1,000.00	$1,198.50	1.25%	$6.85
Class C	$1,000.00	$1,193.80	2.00%	$10.94
Class I	$1,000.00	$1,341.40	1.00%	$5.84
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.70	1.25%	$6.29
Class A	$1,000.00	$1,018.70	1.25%	$6.29
Class C	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2023:

The Gabelli Global Financial Services Fund

Banks	24.9%	Consumer Finance	5.2%
Diversified Banks	13.7%	Reinsurance	3.7%
Insurance	11.6%	Institutional Banking	3.4%
Automobiles	7.1%	Energy and Utilities	3.1%
Homebuilders	6.5%	U.S. Government Obligations	2.0%
Investment Management	6.4%	Other Assets and Liabilities (Net)	1.2%
Institutional Trust, Fiduciary, and Custody	5.8%		100.0%
Institutional Brokerage	5.4%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.8%
	Automobiles — 7.1%
20,549	Daimler Truck Holding AG†	$589,810	$693,298
7,450	Mercedes-Benz Group AG	400,900	571,869
4,200	Toyota Motor Corp., ADR	532,769	595,098
		1,523,479	1,860,265
	Banks — 24.9%
82,500	Banco Bilbao Vizcaya
	Argentaria SA	435,552	587,915
82,000	Commerzbank AG†	475,767	862,789
422,200	Dah Sing Banking Group
	Ltd.	416,333	323,243
199,100	Dah Sing Financial Holdings
	Ltd.	712,884	511,072
1,166	First Citizens BancShares
	Inc., Cl. A	340,818	1,134,635
43,864	Flushing Financial Corp.	815,125	653,135
34,000	ING Groep NV	278,844	403,022
58,900	Japan Post Bank Co. Ltd.	558,570	480,427
13,950	Shinhan Financial Group Co.
	Ltd., ADR	409,518	375,813
28,647	TrustCo Bank Corp. NY	928,103	914,985
7,300	Webster Financial Corp	214,875	287,766
		5,586,389	6,534,802
	Consumer Finance — 5.2%
17,980	Ally Financial Inc.	435,791	458,310
9,340	Capital One Financial Corp.	842,807	898,135
		1,278,598	1,356,445
	Diversified Banks — 13.7%
85,000	Barclays plc	153,185	152,880
19,200	Citigroup Inc.	1,063,270	900,288
32,920	Credit Agricole SA	330,066	371,227
12,086	Hana Financial Group Inc.	344,887	377,847
176,285	NatWest Group plc	445,964	573,238
7,010	Societe Generale SA	134,152	158,015
88,100	Standard Chartered plc	551,703	667,513
20,700	UniCredit SpA	270,950	390,840
		3,294,177	3,591,848
	Energy and Utilities — 3.1%
42,572	Vitesse Energy Inc.	607,228	810,145

	Homebuilders — 6.5%
3,110	Cavco Industries Inc.†	463,687	988,171
31,913	Legacy Housing Corp.†	389,730	726,340
		853,417	1,714,511
	Institutional Banking — 3.4%
23,100	Moelis & Co., Cl. A	917,268	887,964

	Institutional Brokerage — 5.4%
140,000	Daiwa Securities Group Inc.	718,572	654,792
Shares		Cost	Market Value
23,610	Jefferies Financial Group
	Inc.	$431,932	$749,381
		1,150,504	1,404,173
	Institutional Trust, Fiduciary, and Custody — 5.8%
8,980	State Street Corp	477,506	679,696
18,700	The Bank of New York
	Mellon Corp	802,255	849,728
		1,279,761	1,529,424
	Insurance — 11.6%
139,118	Aegon NV	531,888	596,101
1,117	E-L Financial Corp. Ltd.	802,532	750,460
12,000	First American Financial
	Corp.	665,508	667,920
52,129	HG Holdings Inc.†	452,637	375,329
17,679	NN Group NV	700,390	641,525
		3,152,955	3,031,335
	Investment Management — 6.4%
3,020	Diamond Hill Investment
	Group Inc.	526,240	497,032
221,600	The Westaim Corp.†	432,197	483,700
61,797	Westwood Holdings Group
	Inc.	788,145	692,744
		1,746,582	1,673,476
	Reinsurance — 3.7%
17,800	Axis Capital Holdings Ltd.	896,108	970,456
	TOTAL COMMON STOCKS	22,286,466	25,364,844

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$525,000	U.S. Treasury Bills,
	4.590% to 4.743%††,
	04/27/23 to 05/18/23	522,401	522,541

	TOTAL INVESTMENTS — 98.8%	$22,808,867	25,887,385
	Other Assets and Liabilities (Net) — 1.2%		313,709
	NET ASSETS — 100.0%		$26,201,094

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $22,808,867)	$25,887,385
Cash	91,389
Foreign currency, at value (cost $15,598)	15,577
Receivable for investments sold	225,775
Receivable from Adviser	13,587
Dividends and interest receivable	117,945
Prepaid expenses	31,908
Total Assets	26,383,566
Liabilities:
Payable for investments purchased	101,554
Payable for investment advisory fees	22,302
Payable for distribution fees	126
Payable for legal and audit fees	36,555
Payable for shareholder communications	15,972
Other accrued expenses	5,963
Total Liabilities	182,472
Net Assets
(applicable to 2,421,129 shares outstanding)	$26,201,094
Net Assets Consist of:
Paid-in capital	$23,574,396
Total distributable earnings	2,626,698
Net Assets	$26,201,094
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($588,736 ÷ 54,358 shares outstanding; 120,000,000 shares authorized)	$10.83
Class A:
Net Asset Value and redemption price per share ($18,677 ÷ 1,714 shares outstanding; 60,000,000 shares authorized)	$10.90
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.56
Class C:
Net Asset Value and offering price per share ($1,141 ÷ 105.96 shares outstanding; 20,000,000 shares authorized)	$10.77	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($25,592,540 ÷ 2,364,951 shares outstanding; 150,000,000 shares authorized)	$10.82

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding
taxes of $10,368)	$291,976
Interest	7,919
Total Investment Income	299,895
Expenses:
Investment advisory fees	126,609
Distribution fees - Class AAA	612
Distribution fees - Class A	22
Distribution fees - Class C	6
Registration expenses	25,216
Legal and audit fees	22,284
Shareholder communications expenses	10,505
Custodian fees	8,687
Shareholder services fees	6,223
Directors’ fees	1,054
Interest expense	3
Miscellaneous expenses	6,521
Total Expenses	207,742
Less:
Expense reimbursements (See Note 3)	(79,771)
Expenses paid indirectly by broker (See Note 6)	(718)
Total Credits and Reimbursements	(80,489)
Net Expenses	127,253
Net Investment Income	172,642
Net Realized and Unrealized Gain on
Investments and Foreign Currency:
Net realized gain on investments	171,203
Net realized gain on foreign currency transactions	207
Net realized gain on investments and foreign currency transactions	171,410
Net change in unrealized appreciation/depreciation:
on investments	3,970,740
on foreign currency translations	1,772
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,972,512
Net Realized and Unrealized Gain on Investments and Foreign Currency	4,143,922
Net Increase in Net Assets Resulting from Operations	$4,316,564

See accompanying notes to financial statements.

8

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022

Operations:
Net investment income	$172,642	$682,244
Net realized gain on investments and foreign currency transactions	171,410	315,368
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,972,512	(6,208,507)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,316,564	(5,210,895)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(10,218)	(11,914)
Class A	(451)	(541)
Class C	(20)	(15)
Class I	(705,030)	(520,749)
Total Distributions to Shareholders	(715,719)	(533,219)

Capital Share Transactions:
Class AAA	184,909	(111,295)
Class A	1,201	(15,451)
Class C	20	15
Class I	930,972	2,534,641
Net Increase in Net Assets from Capital Share Transactions	1,117,102	2,407,910

Net Increase/(Decrease) in Net Assets	4,717,947	(3,336,204)
Net Assets:
Beginning of year	21,483,147	24,819,351
End of period	$26,201,094	$21,483,147

See accompanying notes to financial statements.

9

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2023(c)	$9.28	$0.06		$1.76	$1.82	$(0.27)	$(0.27)	$—		$10.83	19.84%	$589	1.13	%(d)	1.89	%(d)	1.25	%(d)(e)	15%
2022	11.80	0.27	(f)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(f)	1.88		1.27	(e)(g)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25	(e)	19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(h)	7.08	(20.33)	47	1.34		2.51		1.25	(e)	18
2019(i)	10.00	0.27		(1.15)	(0.88)	(0.03)	(0.03)	—		9.09	(8.76)	134	3.01		2.32		1.25		14
Class A
2023(c)	$9.34	$0.06		$1.78	$1.84	$(0.28)	$(0.28)	$—		$10.90	19.85%	$19	1.12	%(d)	1.89	%(d)	1.25	%(d)(e)	15%
2022	11.86	0.27	(f)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(f)	1.88		1.27	(e)(g)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25	(e)	19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(h)	7.08	(20.24)	8	2.12		2.51		1.25	(e)	18
2019(i)	10.00	0.35		(1.22)	(0.87)	(0.03)	(0.03)	—		9.10	(8.71)	10	3.77		2.32		1.25		14
Class C
2023(c)	$9.19	$0.02		$1.75	$1.77	$(0.19)	$(0.19)	$—		$10.77	19.38%	$1	0.33	%(d)	2.63	%(d)	2.00	%(d)(e)	15%
2022	11.68	0.29	(f)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(f)	2.63		2.02	(e)(g)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00	(e)	19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(h)	7.03	(20.97)	1	0.76		3.26		2.00	(e)	18
2019(i)	10.00	0.17		(1.11)	(0.94)	(0.01)	(0.01)	—		9.05	(9.39)	1	1.85		3.08		2.00		14
Class I
2023(c)	$9.29	$0.07		$1.77	$1.84	$(0.31)	$(0.31)	$—		$10.82	19.95%	$25,592	1.37	%(d)	1.64	%(d)	1.00	%(d)(e)	15%
2022	11.80	0.31	(f)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(f)	1.63		1.02	(e)(g)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00	(e)	19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(h)	7.08	(20.17)	13,445	1.84		2.26		1.00	(e)	18
2019(i)	10.00	0.28		(1.13)	(0.85)	(0.04)	(0.04)	—		9.11	(8.51)	13,093	3.05		2.07		1.00		14

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $79,771, $149,730, $165,217, $174,126, and $124,154 for the six months ended March 31, 2023 and the fiscal years ended September 30, 2022, 2021, 2020, and 2019, respectively.

(c)	For the six months ended March 31, 2023, unaudited.

(d)	Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2023, if credits had not been received, the expense ratios would have been 1.26% (Class AAA and Class A), 2.00% (Class C), and 1.01% (Class I). For the fiscal years ended September 30, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.02%, 2.01%, and 2.01% (Class C), and 1.03%, 1.01%, and 1.01% (Class I), respectively.

(f)	Includes income resulting from special dividends. Without these dividends, the per share net investment income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.

(g)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).
(h)	Amount represents less than $0.005 per share.
(i)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

10

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Financial Services Fund, a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

11

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2023 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 03/31/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$25,364,844	—	$25,364,844
U.S. Government Obligations	—	$522,541	522,541
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$25,364,844	$522,541	$25,887,385

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at March 31, 2023 or September 30, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are

12

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2023, the Fund did not hold any restricted securities.

13

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2022 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$22,832,432	$4,229,599	$(1,174,646)	$3,054,953

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

14

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2024. For the six months ended March 31, 2023, the Adviser reimbursed the Fund in the amount of $79,771. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2023, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $394,718:

For the fiscal year ended September 30, 2021, expiring September 30, 2023	$165,217
For the fiscal year ended September 30, 2022, expiring September 30, 2024	149,730
For the six months ended March 31, 2023, expiring September 30, 2025	79,771
$394,718

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2023, other than short term securities and U.S. Government obligations, aggregated $3,828,454 and $4,049,960, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Fund paid $3,158 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

15

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $718.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2023.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2023, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

16

The Gabelli Global Financial Services Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	19,417	$204,299	62,953	$768,998
Shares issued upon reinvestment of distributions	988	10,111	992	11,563
Shares redeemed	(2,602)	(29,501)	(75,197)	(891,856)
Net increase/(decrease)	17,803	$184,909	(11,252)	$(111,295)
Class A
Shares sold	70	$750	187	$2,125
Shares issued upon reinvestment of distributions	44	451	46	541
Shares redeemed	—	—	(1,438)	(18,117)
Net increase/(decrease)	114	$1,201	(1,205)	$(15,451)
Class C
Shares issued upon reinvestment of distributions	2	$20	1	$15
Net increase	2	$20	1	$15
Class I
Shares sold	59,941	$628,534	199,044	$2,246,322
Shares issued upon reinvestment of distributions	68,655	701,651	44,460	517,966
Shares redeemed	(37,638)	(399,213)	(22,453)	(229,647)
Net increase	90,958	$930,972	221,051	$2,534,641

9. Significant Shareholder. As of March 31, 2023, 92.85% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the Adviser and affiliates have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2023, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2022) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one and three year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year period and first quartile for the three year period.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of two other global financial services funds and nine other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were approximately average or above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members

18

The Gabelli Global Financial Services Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund's expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

19

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Senior Lecturer,
Princeton University

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Kuni Nakamura
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q123SR

GABELLI
FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Semiannual Report
March 31, 2023

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 0.9%
214,000	Aerojet Rocketdyne
	Holdings Inc.†	$540,592	$12,020,380
30,500	Allied Motion Technologies
	Inc.	675,972	1,178,825
40,000	Innovative Solutions and
	Support Inc.†	130,088	293,600
7,000	Kratos Defense & Security
	Solutions Inc.†	109,612	94,360
		1,456,264	13,587,165
	Agriculture — 0.1%
10,000	Cadiz Inc.†	67,959	40,400
52,000	Limoneira Co	882,774	866,320
		950,733	906,720
	Automotive — 0.4%
430,000	Iveco Group NV†	1,595,372	4,068,773
67,500	The Shyft Group Inc.	323,565	1,535,625
		1,918,937	5,604,398
	Automotive: Parts and Accessories — 4.1%
147,500	BorgWarner Inc.	691,208	7,243,725
846,000	Brembo SpA	1,564,227	12,386,075
94,022	China Automotive Systems
	Inc.†	443,798	491,735
74,000	Commercial Vehicle Group
	Inc.†	656,530	540,200
1,108,000	Dana Inc.	8,991,197	16,675,400
367,000	Modine Manufacturing Co.†	3,146,098	8,459,350
35,000	Monro Inc.	829,127	1,730,050
4,300	O’Reilly Automotive Inc.†	92,532	3,650,614
45,000	Puradyn Filter Technologies
	Inc.†	11,732	5
180,000	Standard Motor Products
	Inc.	1,353,308	6,643,800
246,000	Strattec Security Corp.†(a)	4,747,595	5,596,500
18,700	Thor Industries Inc.	173,180	1,489,268
12,000	Uni-Select Inc.†	77,963	413,762
		22,778,495	65,320,484
	Aviation: Parts and Services — 2.0%
20,000	AAR Corp.†	230,415	1,091,000
9,500	Astronics Corp.†	13,628	126,920
23,200	Astronics Corp., Cl. B†	38,562	255,200
48,000	Ducommun Inc.†	1,015,870	2,626,080
671,000	Kaman Corp.	9,955,957	15,339,060
89,000	Moog Inc., Cl. A	1,052,574	8,966,750
18,000	Moog Inc., Cl. B	621,230	1,707,930
20,000	Woodward Inc	143,828	1,947,400
		13,072,064	32,060,340
Shares		Cost	Market Value
	Broadcasting — 1.8%
135,000	Beasley Broadcast Group
	Inc., Cl. A†	$466,449	$111,173
10,000	Cogeco Communications
	Inc.	340,851	487,088
24,000	Cogeco Inc.	632,315	1,080,222
200,000	Corus Entertainment Inc.,
	Cl. B	719,271	254,532
39,500	Fox Corp., Cl. A	1,641,225	1,344,975
25,000	Gray Television Inc.	73,674	218,000
72,350	Gray Television Inc., Cl. A	386,480	615,699
260,000	ITV plc	503,009	265,569
13,000	Liberty Broadband Corp.,
	Cl. A†	78,211	1,067,560
11,000	Liberty Broadband Corp.,
	Cl. C†	57,595	898,700
20,000	Liberty Media Corp.- Liberty
	Formula One, Cl. A†	66,962	1,350,000
27,000	Liberty Media Corp.- Liberty
	Formula One, Cl. C†	91,359	2,020,410
64,000	Liberty Media Corp.- Liberty
	SiriusXM, Cl. A†	214,254	1,797,760
34,452	Liberty Media Corp.- Liberty
	SiriusXM, Cl. C†	294,602	964,311
92,340	Madison Square Garden
	Entertainment Corp.†	2,147,239	5,454,524
22,000	Nexstar Media Group Inc.	1,349,700	3,798,520
100,000	Salem Media Group Inc.†	0	109,000
270,000	Sinclair Broadcast Group
	Inc., Cl. A	4,452,346	4,633,200
480,000	Sirius XM Holdings Inc	316,771	1,905,600
		13,832,313	28,376,843
	Building and Construction — 6.5%
79,000	Arcosa Inc	942,643	4,985,690
200,000	Armstrong Flooring Inc.†	26,719	1,120
66,300	D.R. Horton Inc.	707,838	6,476,847
30,000	Gibraltar Industries Inc.†	602,890	1,455,000
218,500	Herc Holdings Inc	7,127,253	24,887,150
108,100	KB Home	1,043,572	4,343,458
3,000	Legacy Housing Corp.†	38,431	68,280
368,000	Lennar Corp., Cl. B	8,818,501	32,866,080
87,100	MDC Holdings Inc.	1,587,116	3,385,577
5,100	Meritage Homes Corp	76,751	595,476
1,868	NVR Inc.†	1,289,947	10,408,851
100,500	PulteGroup Inc.	541,132	5,857,140
58,000	Titan Machinery Inc.†	934,556	1,766,100
102,500	Toll Brothers Inc	1,703,523	6,153,075
		25,440,872	103,249,844
	Business Services — 1.7%
13,000	ACCO Brands Corp.	60,332	69,160

See accompanying notes to financial statements.

1

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
505,000	Clear Channel Outdoor
	Holdings Inc.†	$896,360	$606,000
125,000	Diebold Nixdorf Inc.†	718,132	150,000
60,000	Element Solutions Inc.	537,606	1,158,600
13,000	GSE Systems Inc.†	18,200	9,035
35,500	Live Nation Entertainment
	Inc.†	298,668	2,485,000
40,000	Loomis AB	402,123	1,368,147
15,000	McGrath RentCorp	384,704	1,399,650
20,000	Sealed Air Corp.	587,044	918,200
69,000	Sohgo Security Services Co.
	Ltd.	799,632	1,852,645
5,000	Team Inc.†	63,745	27,400
70,000	The Interpublic Group of
	Companies Inc.	249,206	2,606,800
25,000	TransAct Technologies Inc.†	115,198	154,750
1,600,000	Trans-Lux Corp.†(a)	1,575,044	816,000
34,000	United Rentals Inc.	209,146	13,455,840
		6,915,140	27,077,227
	Cable — 0.5%
55,000	AMC Networks Inc., Cl. A†	45,175	966,900
37,000	DISH Network Corp., Cl. A†	688,023	345,210
30,000	EchoStar Corp., Cl. A†	479,334	548,700
130,000	Liberty Global plc, Cl. A†	2,860,691	2,535,000
136,000	Liberty Global plc, Cl. C†	2,554,808	2,771,680
90,000	WideOpenWest Inc.†	760,756	956,700
		7,388,787	8,124,190
	Communications Equipment — 0.1%
100,000	Telesat Corp.†	1,389,181	860,000

	Computer Software and Services — 1.5%
40,500	Activision Blizzard Inc	496,805	3,466,395
370,000	Alithya Group Inc., Cl. A†	1,101,651	736,300
10,000	I3 Verticals Inc., Cl. A†	243,267	245,300
11,000	MKS Instruments Inc	189,530	974,820
24,500	Rockwell Automation Inc.	558,564	7,189,525
31,000	Tyler Technologies Inc.†	61,675	10,993,840
7,300	Vimeo Inc.†	4,643	27,959
		2,656,135	23,634,139
	Consumer Products — 1.5%
115,000	1-800-Flowers.com Inc.,
	Cl. A†	1,172,960	1,322,500
67,000	Brunswick Corp	1,342,085	5,494,000
32,000	Chofu Seisakusho Co. Ltd	461,495	536,246
39,700	Church & Dwight Co. Inc.	67,573	3,509,877
26,000	Energizer Holdings Inc	984,814	902,200
2,000	Harley-Davidson Inc.	4,713	75,940
2,500	Kobayashi Pharmaceutical
	Co. Ltd.	103,323	152,325
Shares		Cost	Market Value
3,200	LCI Industries	$52,915	$351,584
220,000	Marine Products Corp	136,308	2,901,800
5,500	National Presto Industries
	Inc.	276,783	396,495
225,000	Sally Beauty Holdings Inc.†	1,550,370	3,505,500
215,000	Samick Musical Instruments
	Co. Ltd.	289,566	204,125
3,700	Shimano Inc	414,540	636,475
9,500	Steven Madden Ltd	19,995	342,000
10,000	The Scotts Miracle-Gro Co.	174,942	697,400
9,500	WD-40 Co.	248,399	1,691,475
84,000	Wolverine World Wide Inc.	408,836	1,432,200
		7,709,617	24,152,142
	Consumer Services — 0.9%
53,000	Bowlin Travel Centers Inc.†	53,948	271,625
16,000	H&E Equipment Services
	Inc.	554,892	707,680
5,000	IAC Inc.†	11,719	258,000
180,000	KAR Auction Services Inc.†	893,854	2,462,400
287,500	Rollins Inc.	268,884	10,789,875
		1,783,297	14,489,580
	Diversified Industrial — 11.7%
10,000	Acuity Brands Inc.	94,378	1,827,300
51,000	Albany International Corp.,
	Cl. A	986,047	4,557,360
195,000	Ampco-Pittsburgh Corp.†	963,838	477,750
64,800	Burnham Holdings Inc.,
	Cl. A	1,090,329	821,340
357,000	Crane Holdings Co	7,642,467	40,519,500
49,300	Distribution Solutions Group
	Inc.†	643,994	2,241,178
93,200	EnPro Industries Inc.	4,777,312	9,682,548
104,200	Greif Inc., Cl. A	1,865,644	6,603,154
95,200	Greif Inc., Cl. B	4,308,460	7,284,704
375,000	Griffon Corp.	3,133,692	12,003,750
32,000	Hyster-Yale Materials
	Handling Inc.	1,181,454	1,596,480
162,000	INNOVATE Corp.†	508,522	481,140
5,500	JSP Corp.	91,472	64,248
100,000	Kimball International Inc.,
	Cl. B	915,122	1,240,000
89,917	L.B. Foster Co., Cl. A†	1,261,793	1,032,247
40,700	Lincoln Electric Holdings
	Inc.	1,038,489	6,882,370
31,200	Lindsay Corp.	616,780	4,715,256
37,500	Matthews International
	Corp., Cl. A	959,116	1,352,250
910,000	Myers Industries Inc.	12,459,178	19,501,300
72,000	Oil-Dri Corp. of America	501,026	2,995,920
13,000	Olin Corp.	203,184	721,500
321,500	Park-Ohio Holdings Corp.	2,966,649	3,883,720

See accompanying notes to financial statements.

2

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
12,500	Pentair plc	$296,897	$690,875
14,000	Roper Technologies Inc.	263,139	6,169,660
54,000	Sonoco Products Co.	1,554,252	3,294,000
50,000	Standex International Corp.	1,288,137	6,122,000
329,945	Steel Connect Inc.†	420,929	376,137
84,029	Steel Partners Holdings LP†	1,091,664	3,687,991
13,000	T. Hasegawa Co. Ltd.	236,725	290,891
7,000	Terex Corp.	166,670	338,660
335,500	Textron Inc	2,028,771	23,696,365
405,000	Tredegar Corp.	5,900,279	3,697,650
221,000	Trinity Industries Inc.	2,510,251	5,383,560
		63,966,660	184,232,804
	Electronics — 3.0%
113,000	Badger Meter Inc.	1,394,859	13,765,660
210,700	Bel Fuse Inc., Cl. A(a)	3,953,283	7,652,624
400,000	CTS Corp.	3,294,245	19,784,000
35,000	Daktronics Inc.†	273,724	198,450
120,000	Gentex Corp.	1,305,089	3,363,600
20,000	IMAX Corp.†	158,565	383,600
30,000	Renesas Electronics Corp.†	194,117	432,348
61,000	Stoneridge Inc.†	296,765	1,140,700
		10,870,647	46,720,982
	Energy and Utilities — 2.8%
18,000	Avangrid Inc.	697,500	717,840
20,000	Callon Petroleum Co.†	425,155	668,800
9,800	Chesapeake Utilities Corp.	127,440	1,254,302
35,000	CMS Energy Corp	135,338	2,148,300
20,000	Consolidated Water Co. Ltd.	233,823	328,600
36,800	Diamondback Energy Inc.	1,817,052	4,974,256
108,000	Dril-Quip Inc.†	2,826,509	3,098,520
74,000	Energy Recovery Inc.†	316,427	1,705,700
29,000	Landis+Gyr Group AG	1,762,989	2,220,285
22,000	Marathon Petroleum Corp	106,912	2,966,260
3,500	Middlesex Water Co	54,166	273,420
11,000	Northwest Natural Holding
	Co.	518,541	523,160
21,500	NorthWestern Corp	582,609	1,243,990
10,500	Otter Tail Corp.	240,905	758,835
1,700,000	RPC Inc.	695,920	13,073,000
8,000	SJW Group	107,086	609,040
32,000	Southwest Gas Holdings
	Inc.	524,817	1,998,400
7,200	Spire Inc.	283,562	505,008
33,000	The York Water Co	461,596	1,475,100
19,200	TravelCenters of America
	Inc.†	621,083	1,660,800
55,000	Vestas Wind Systems A/S	94,711	1,593,310
		12,634,141	43,796,926
Shares		Cost	Market Value
	Entertainment — 1.8%
76,500	Inspired Entertainment Inc.†	$479,260	$978,435
156,000	Liberty Media Corp.- Liberty
	Braves, Cl. A†	3,841,890	5,394,480
188,000	Liberty Media Corp.- Liberty
	Braves, Cl. C†	2,676,784	6,333,720
34,500	Madison Square Garden
	Sports Corp.	275,417	6,722,325
66,000	Manchester United plc, Cl. A	979,816	1,461,900
7,800	Take-Two Interactive
	Software Inc.†	58,796	930,540
3,500	The Walt Disney Co.†	20,071	350,455
35,000	Universal Entertainment
	Corp.†	210,518	647,675
104,000	Warner Bros Discovery
	Inc.†	922,964	1,570,400
48,500	World Wrestling
	Entertainment Inc., Cl. A	510,852	4,426,110
		9,976,368	28,816,040
	Environmental Services — 0.5%
59,000	Republic Services Inc.	532,967	7,977,980

	Equipment and Supplies — 17.8%
17,200	A.O. Smith Corp.	35,260	1,189,380
391,500	AMETEK Inc.	666,173	56,896,695
56,000	AZZ Inc.	1,967,745	2,309,440
9,200	Chart Industries Inc.†	301,823	1,153,680
6,200	Chase Corp.	538,489	649,326
175,000	CIRCOR International Inc.†	2,884,796	5,446,000
315,600	Core Molding Technologies
	Inc.†	628,139	5,677,644
92,400	Crown Holdings Inc	372,194	7,642,404
2,025	Danaher Corp.	13,122	510,381
100,000	Donaldson Co. Inc	575,112	6,534,000
38,700	Entegris Inc.	164,986	3,173,787
190,200	Federal Signal Corp.	1,000,847	10,310,742
241,000	Flowserve Corp.	1,445,693	8,194,000
154,200	Franklin Electric Co. Inc.	601,422	14,510,220
428,000	Graco Inc.	2,331,187	31,248,280
33,500	IDEX Corp.	122,751	7,739,505
128,500	Interpump Group SpA	564,410	7,197,853
6,800	Littelfuse Inc.	54,921	1,823,012
110,000	Maezawa Kyuso Industries
	Co. Ltd.	359,609	794,502
60,000	Minerals Technologies Inc.	2,530,695	3,625,200
6,000	MSA Safety Inc.	179,592	801,000
500,000	Mueller Industries Inc.	12,324,740	36,740,000
335,000	Mueller Water Products
	Inc., Cl. A	2,243,532	4,669,900
3,500	Teleflex Inc.	53,317	886,585
168,500	Tennant Co.	2,821,716	11,547,305
740,000	The Gorman-Rupp Co.	11,286,239	18,500,000

See accompanying notes to financial statements.

3

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
97,000	The Greenbrier Companies
	Inc.	$1,161,709	$3,120,490
115,003	The L.S. Starrett Co., Cl. A†	840,851	1,290,334
50,500	The Manitowoc Co. Inc.†	499,591	863,045
50,000	The Middleby Corp.†	533,815	7,330,500
36,000	The Timken Co.	1,219,447	2,941,920
30,000	The Toro Co.	524,020	3,334,800
6,000	Valmont Industries Inc.	98,273	1,915,680
7,875	Watsco Inc., Cl. B	23,627	2,497,123
45,000	Watts Water Technologies
	Inc., Cl. A	854,108	7,574,400
		51,823,951	280,639,133
	Financial Services — 4.4%
7,000	Ameris Bancorp	49,547	256,060
22,200	Argo Group International
	Holdings Ltd.	423,922	650,238
12,000	Capitol Federal Financial Inc.	120,000	80,760
20,700	Crazy Woman Creek
	Bancorp Inc.	315,734	487,588
325,000	Energy Transfer LP	0	4,052,750
150	Farmers & Merchants Bank
	of Long Beach	1,004,895	907,500
345,000	Flushing Financial Corp	5,697,468	5,137,050
66,000	FNB Corp.	659,922	765,600
155,000	GAM Holding AG†	442,378	94,191
25,000	Hanover Bancorp Inc.	525,000	450,000
278,000	Hope Bancorp Inc	3,087,049	2,729,960
410,000	Huntington Bancshares Inc.	3,921,829	4,592,000
675,200	KKR & Co. Inc.	2,730,620	35,461,504
80,000	Medallion Financial Corp	362,763	613,600
8,000	PROG Holdings Inc.†	5,116	190,320
47,000	Sandy Spring Bancorp Inc.	1,585,542	1,221,060
25,000	Sculptor Capital
	Management Inc.	362,444	215,250
41,000	Synovus Financial Corp.	1,049,450	1,264,030
16,000	TFS Financial Corp.	234,831	202,080
15,000	Thomasville Bancshares
	Inc.	570,703	931,500
230,000	Valley National Bancorp	1,437,500	2,125,200
34,308	Value Line Inc.	425,084	1,658,106
10,000	Waterloo Investment
	Holdings Ltd.†(b)	1,373	5,000
119,500	Webster Financial Corp	2,449,363	4,710,690
133,000	Wright Investors’ Service
	Holdings Inc.†	90,952	25,270
		27,553,485	68,827,307
	Food and Beverage — 6.0%
424,500	Arca Continental SAB de CV	762,263	3,848,769
14,000	BellRing Brands Inc.†	14,534	476,000
Shares		Cost	Market Value
75,000	Brown-Forman Corp., Cl. A	$407,541	$4,889,250
40,000	Bull-Dog Sauce Co. Ltd	95,622	576,012
900,000	China Tontine Wines Group
	Ltd.†	94,571	9,516
270,000	Crimson Wine Group Ltd.†	2,361,167	1,660,500
220,000	Denny’s Corp.†	736,620	2,455,200
500,000	Dynasty Fine Wines Group
	Ltd.†	74,726	15,159
125,008	Farmer Brothers Co.†	973,609	482,531
400,000	Flowers Foods Inc.	950,682	10,964,000
114,000	ITO EN Ltd.	2,136,608	3,713,425
46,000	Iwatsuka Confectionery Co.
	Ltd.	1,584,932	1,635,248
23,000	J & J Snack Foods Corp.	509,737	3,409,060
106,000	Kameda Seika Co. Ltd.	4,234,272	3,508,718
240,000	Kikkoman Corp.	1,630,295	12,183,016
648,000	Maple Leaf Foods Inc.	11,257,289	12,538,069
12,000	MEIJI Holdings Co. Ltd.	117,526	285,144
12,000	MGP Ingredients Inc.	12,655	1,160,640
62,000	Morinaga Milk Industry Co.
	Ltd.	1,182,249	2,227,377
7,500	National Beverage Corp.†	330,160	395,400
43,500	Nissin Foods Holdings Co.
	Ltd.	1,444,598	3,974,054
13,000	Post Holdings Inc.†	36,151	1,168,310
60,000	Rock Field Co. Ltd.	402,002	707,211
3,000	The Boston Beer Co. Inc.,
	Cl. A†	460,330	986,100
56,700	The J.M. Smucker Co.	1,309,514	8,922,879
625,000	Tingyi (Cayman Islands)
	Holding Corp.	1,326,207	1,041,414
32,960	Tootsie Roll Industries Inc.	265,387	1,480,234
370,000	Vina Concha y Toro SA	676,676	473,340
950,000	Vitasoy International
	Holdings Ltd.	542,729	1,839,514
20,000	Willamette Valley Vineyards
	Inc.†	73,225	123,200
100,000	Yakult Honsha Co. Ltd.	2,378,861	7,252,871
		38,382,738	94,402,161
	Health Care — 4.5%
1,400	Align Technology Inc.†	9,766	467,796
6,700	Bio-Rad Laboratories Inc.,
	Cl. A†	283,604	3,209,434
13,300	Bruker Corp.	105,444	1,048,572
700	Chemed Corp.	9,612	376,425
21,000	CONMED Corp.	429,146	2,181,060
398,000	Cutera Inc.†	4,853,339	9,400,760
50,000	Dexcom Inc.†	68,464	5,809,000
15,000	Evolent Health Inc., Cl. A†	258,100	486,750
148,500	Globus Medical Inc., Cl. A†	3,323,398	8,411,040
70,500	Henry Schein Inc.†	483,808	5,748,570

See accompanying notes to financial statements.

4

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
28,000	ICU Medical Inc.†	$892,631	$4,618,880
33,000	Masimo Corp.†	790,451	6,089,820
45,000	Neogen Corp.†	430,861	833,400
4,000	NeoGenomics Inc.†	49,880	69,640
32,000	Neuronetics Inc.†	270,019	93,120
90,000	NuVasive Inc.†	2,261,410	3,717,900
190,000	OPKO Health Inc.†	456,972	277,400
129,000	Orthofix Medical Inc.†	2,865,834	2,160,750
14,000	Patterson Cos. Inc.	302,203	374,780
70,500	QuidelOrtho Corp.†	312,578	6,280,845
24,000	Seikagaku Corp.	280,995	146,956
23,400	STERIS plc	1,102,596	4,475,952
19,000	Straumann Holding AG	170,618	2,831,466
3,000	Stryker Corp.	142,188	856,410
30,000	SurModics Inc.†	608,729	683,400
19,600	Teladoc Health Inc.†	646,830	507,640
100	The Cooper Companies Inc.	3,627	37,336
38,000	United-Guardian Inc.	332,419	353,020
		21,745,522	71,548,122
	Home Furnishings — 0.3%
161,500	Bassett Furniture Industries
	Inc.	1,528,689	2,874,700
5,000	Ethan Allen Interiors Inc.	116,387	137,300
65,000	La-Z-Boy Inc.	1,045,229	1,890,200
		2,690,305	4,902,200
	Hotels and Gaming — 4.7%
50,000	Boyd Gaming Corp.	212,525	3,206,000
190,000	Canterbury Park Holding
	Corp.	1,949,757	4,652,150
82,500	Churchill Downs Inc.	693,674	21,206,625
120,000	Formosa International
	Hotels Corp.	775,629	1,099,598
530,000	Full House Resorts Inc.†	1,541,909	3,831,900
48,508	Gaming and Leisure
	Properties Inc., REIT	388,133	2,525,326
750,000	Genting Singapore Ltd.	688,148	631,199
96,000	Golden Entertainment Inc.†	836,772	4,176,960
2,350,000	Mandarin Oriental
	International Ltd.†	3,083,545	4,065,500
3,000	Penn Entertainment Inc.†	13,028	88,980
247,700	Ryman Hospitality
	Properties Inc., REIT	3,960,761	22,226,121
2,500,000	The Hongkong & Shanghai
	Hotels Ltd.†	2,476,225	2,490,478
138,568	The Marcus Corp	1,523,230	2,217,088
13,000	Wynn Resorts Ltd.†	0	1,454,830
		18,143,336	73,872,755
Shares		Cost	Market Value
	Machinery — 2.7%
326,000	Astec Industries Inc.	$11,354,454	$13,447,500
1,415,000	CNH Industrial NV	3,631,392	21,607,050
95,000	Kennametal Inc.	1,788,710	2,620,100
4,700	Nordson Corp.	77,665	1,044,622
160,000	The Eastern Co.	3,114,959	3,116,800
109,254	Twin Disc Inc.†	1,184,770	1,051,023
		21,151,950	42,887,095
	Manufactured Housing and Recreational Vehicles — 2.0%
67,000	Cavco Industries Inc.†	1,314,707	21,288,580
72,000	Nobility Homes Inc.	828,208	1,962,000
81,500	Skyline Champion Corp.†	471,554	6,131,245
51,500	Winnebago Industries Inc.	584,494	2,971,550
		3,198,963	32,353,375
	Metals and Mining — 0.0%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	406,548
95,000	Kinross Gold Corp.	412,123	447,450
		529,906	853,998
	Publishing — 0.6%
2,500	Graham Holdings Co., Cl. B	1,163,667	1,489,600
4,500	John Wiley & Sons Inc.,
	Cl. B	17,438	174,060
34,000	News Corp., Cl. A	48,038	587,180
775,000	The E.W. Scripps Co., Cl. A†	4,022,887	7,292,750
		5,252,030	9,543,590
	Real Estate — 2.7%
80,000	Capital Properties Inc., Cl. A	952,236	898,000
10,000	Gyrodyne LLC†	231,933	85,500
215,500	Indus Realty Trust Inc.,
	REIT	3,222,502	14,285,495
17,200	Lamar Advertising Co.,
	Cl. A, REIT	86,607	1,718,108
89,500	Morguard Corp.	1,134,375	6,869,944
25,000	Reading International Inc.,
	Cl. A†	123,590	81,250
4,000	Reading International Inc.,
	Cl. B†	77,243	85,200
33,000	Seritage Growth Properties,
	Cl. A, REIT†	419,102	259,710
136,600	Tejon Ranch Co.†	3,028,966	2,495,682
385,000	The St. Joe Co.	5,904,646	16,019,850
139,000	Trinity Place Holdings Inc.†	314,922	66,720
		15,496,122	42,865,459
	Retail — 6.2%
114,800	AutoNation Inc.†	1,833,590	15,424,528
9,000	Big 5 Sporting Goods Corp.	53,145	69,210
900	Biglari Holdings Inc., Cl. A†	548,428	756,441
157,200	Copart Inc.†	659,849	11,823,012
523	Hertz Global Holdings Inc.†	5,957	8,520

See accompanying notes to financial statements.

5

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
200,000	Ingles Markets Inc., Cl. A	$2,545,477	$17,740,000
40,000	Lands’ End Inc.†	474,170	388,800
70,000	Movado Group Inc.	1,036,083	2,013,900
157,000	Nathan’s Famous Inc.	264,162	11,869,200
70,100	Penske Automotive Group
	Inc.	1,022,661	9,940,881
90,000	Pets at Home Group plc	154,436	409,679
332,000	Rush Enterprises Inc., Cl. B	2,361,051	19,883,480
11,000	Salvatore Ferragamo SpA	215,479	201,012
10,000	The Cheesecake Factory Inc.	93,274	350,500
26,400	Tractor Supply Co.	226,339	6,205,056
60,000	Village Super Market Inc.,
	Cl. A	1,467,642	1,372,800
6,700	Vroom Inc.†	9,280	6,021
600	Winmark Corp.	41,191	192,258
		13,012,214	98,655,298
	Specialty Chemicals — 2.0%
3,200	Albemarle Corp.	47,663	707,328
28,000	Ashland Inc.	210,127	2,875,880
245,000	H.B. Fuller Co.	2,718,585	16,770,250
37,500	Hawkins Inc.	640,205	1,641,750
25,000	Huntsman Corp.	74,302	684,000
5,600	NewMarket Corp.	561,284	2,043,888
8,400	Quaker Chemical Corp.	128,365	1,662,780
1,500	Rogers Corp.†	172,480	245,145
25,200	Sensient Technologies Corp.	486,263	1,929,312
2,500	Takasago International Corp.	66,073	49,275
91,200	The General Chemical Group
	Inc.†(b)	1,186	0
88,000	Valvoline Inc.	253,317	3,074,720
		5,359,850	31,684,328
	Telecommunications — 0.6%
30,000	Consolidated
	Communications
	Holdings Inc.†	164,733	77,400
61,000	Gogo Inc.†	292,823	884,500
3,500	IDT Corp., Cl. B†	11,346	119,280
85,100	Nuvera Communications
	Inc.	625,036	1,250,970
82,000	Rogers Communications
	Inc., Cl. B	293,920	3,801,520
109,500	Shenandoah
	Telecommunications Co.	896,203	2,082,690
34,000	VEON Ltd., ADR†	1,278,412	599,080
		3,562,473	8,815,440
	Transportation — 2.6%
353,000	GATX Corp.	9,981,518	38,837,060
18,600	Irish Continental Group plc	13,660	88,049
Shares		Cost	Market Value
124,000	Navigator Holdings Ltd.†	$1,188,912	$1,736,000
		11,184,090	40,661,109
	Wireless Communications — 0.0%
34,500	United States Cellular
	Corp.†	1,056,929	715,185
	TOTAL COMMON STOCKS	445,416,482	1,562,214,359

	CLOSED-END FUNDS — 0.1%
52,500	The Central Europe, Russia,
	and Turkey Fund Inc.	1,033,002	424,079
32,729	The European Equity Fund
	Inc.	325,355	276,436
115,000	The New Germany Fund Inc.	1,548,039	1,045,350
		2,906,396	1,745,865
	TOTAL CLOSED-END FUNDS	2,906,396	1,745,865

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
83,000	Jungheinrich AG	566,929	2,894,834

	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc.,
	CVR†(b)	0	213,565

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp.,
	expire 05/08/24†(b)	0	652

	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp.,
	expire 08/01/25†	95,648	76,986
	TOTAL WARRANTS	95,648	77,638

See accompanying notes to financial statements.

6

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$9,132,000	U.S. Treasury Bills,
	4.342% to 4.715%††,
	04/20/23 to 06/29/23	$9,043,232	$9,043,629

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	2,121,396	2,889,105

	TOTAL INVESTMENTS — 100.0%	$460,150,083	1,579,078,995
	Other Assets and Liabilities (Net) — (0.0)%		197,672
	NET ASSETS — 100.0%		$1,579,276,667

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR   American Depositary Receipt

CVR   Contingent Value Right

REIT   Real Estate Investment Trust

See accompanying notes to financial statements.

7

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.